UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-02120_____________

                                                            Security Income Fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Income Fund

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: ___301-296-5100_____

Date of fiscal year end: ___ September 30______

Date of reporting period: __December 31, 2012_______

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 73.5%
Consumer Discretionary - 21.2%
Southern Graphics, Inc.
5.00% due 10/17/19	$2,000,000	$1,999,999
Endurance International Group
6.25% due 11/08/19	1,360,000	1,358,871
10.25% due 05/08/20	450,000	447,750
Intrawest Corp.
7.00% due 12/03/17	1,750,000	1,752,188
FleetPride Corp.
5.25% due 11/15/19	1,000,000	1,000,310
9.25% due 05/15/20	650,000	636,597
Travelport Holdings Ltd.
5.10% due 08/23/15	1,242,939	1,193,222
due 08/23/15[1]	357,061	342,778
Transtar Holdings Co.
5.50% due 10/09/18	1,000,000	1,007,500
9.75% due 10/09/19	500,000	505,000
GCA Services Group, Inc.
due 10/11/19[1]	1,250,000	1,244,788
9.25% due 11/01/20	250,000	246,875
Bushnell, Inc.
5.75% due 08/24/15	1,213,973	1,208,910
6.00% due 08/24/15	283,165	282,458
BJ's wholesale Club, Inc.
5.75% due 09/20/19	1,250,000	1,264,762
MGM Resorts International
4.25% due 12/13/19	928,571	937,625
4.46% due 12/13/19	321,429	324,563
Blue Coat Systems, Inc.
5.75% due 02/15/18	1,246,875	1,253,894
RGIS Inventory
5.50% due 10/18/17	1,244,997	1,252,779
AOT Bedding Super Holdings LLC
5.00% due 09/19/19	1,250,000	1,251,039
Smart & Final Stores LLC
5.75% due 11/15/19	1,250,000	1,248,437
Caesars Entertainment Operating Company, Inc.
5.46% due 01/28/18	1,250,000	1,114,062
HD Supply Inc.
7.25% due 10/12/17	997,500	1,022,856
Ollie's Bargain Outlet
6.25% due 09/27/19	1,000,000	1,005,000
Container Store
6.25% due 04/06/19	995,000	999,975
Cinemark USA, Inc.
3.21% due 12/18/19	1,000,000	998,960
Sabre Holdings Corp.
5.96% due 09/30/17	992,779	998,626
NAB Holdings
7.00% due 04/24/18	975,000	979,875
Guitar Center, Inc.
5.56% due 04/09/17	1,000,000	963,000
Advantage Sales & Mark
9.25% due 06/18/18	800,000	802,000
Kronos, Inc.
5.50% due 10/26/19	750,000	757,973
Schrader, Inc.
6.25% due 04/27/18	748,940	756,429
Osmose Holdings, Inc.
6.75% due 11/26/18	748,125	748,125
Equinox Fitness Clubs
due 11/16/19[1]	500,000	503,750
Regent Seven Seas Cruises, Inc.
6.25% due 12/21/18	493,750	499,922
TI Automotive ltd.
6.75% due 03/14/18	496,250	498,732
Sleepy's LLC.
7.25% due 03/30/19	496,250	497,491
Jacobs Entertainment, Inc.
6.25% due 10/26/18	500,000	495,000
Fly Leasing Ltd.
5.75% due 08/07/18	493,750	494,984
Armored AutoGroup, Inc.
6.00% due 11/05/16	495,587	478,395
Totes Isotoner
7.25% due 07/07/17	472,594	472,594
8.00% due 07/07/17	1,982	1,982
Wolverine World Wide
4.00% due 07/31/19	463,125	466,020
Yankee Candle
5.25% due 04/02/19	451,293	455,102
Navistar, Inc.
7.00% due 08/16/17	450,000	451,125
OSI Restaurant Partners LLC
4.75% due 10/23/19	332,500	335,546
Party City Holdings, Inc.
5.75% due 07/23/19	250,000	252,537
Schaeffler AG
6.00% due 01/27/17	250,000	251,910
Keystone Automotive Operations, Inc.
9.75% due 03/30/16	249,375	251,245
David's Bridal, Inc.
5.00% due 10/05/19	250,000	250,418
Cannery Casino Resorts LLC
6.00% due 10/02/18	249,375	249,582
KAR Auction Services, Inc.
5.00% due 05/19/17	246,917	249,200
Targus Group International
11.00% due 05/24/16	246,867	248,102
11.94% due 05/16/16	626	629
Renaissance Learning, Inc.
5.75% due 11/13/18	247,500	247,965
Burlington Coat Factory Warehouse Corp.
5.50% due 02/23/17	238,085	239,742
FOCUS Brands, Inc.
6.25% due 02/21/18	224,234	225,355
Patheon, Inc.
due 12/06/18[1]	200,000	199,000
Rock Ohio Caesars LLC
8.50% due 08/19/17	183,333	188,833

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 73.5% (continued)
Consumer Discretionary - 21.2% (continued)
RGIS Services LLC
4.56% due 10/18/16	$187,072	$187,774
PVH Corp.
due 12/19/19[1]	180,000	180,850
Boyd Gaming Corp.
6.00% due 12/17/15	163,625	165,139
CKX Entertainment Inc.
9.00% due 06/21/17	167,375	142,687
OSI Restaurant, Inc.
5.75% due 10/23/19	17,500	17,660
Total Consumer Discretionary		41,106,497
Information Technology - 13.0%
Novell, Inc.
7.25% due 11/22/17	1,323,438	1,333,363
11.00% due 11/22/18	575,000	564,363
Open Solutions, Inc.
2.44% due 01/23/14	1,703,209	1,613,261
Associated Partners, Inc.
6.71% due 12/21/15	1,625,000	1,584,374
Misys plc
7.25% due 12/02/18	997,500	1,006,228
12.00% due 06/06/19	500,000	513,750
Deltek Systems, Inc.
6.00% due 10/04/18	1,000,000	1,006,430
10.00% due 10/10/19	500,000	507,085
MModal, Inc.
6.75% due 08/16/19	1,500,000	1,437,495
Go Daddy Operating Company LLC
5.50% due 12/17/18	1,343,731	1,345,975
First Data Corp.
5.21% due 03/24/17	824,285	808,442
4.21% due 03/23/18	550,000	522,440
5.21% due 09/24/18	400,000	391,716
Ceridian Corp.
5.96% due 05/09/17	1,247,686	1,244,343
Paradigm Capital Group
6.50% due 07/30/19	1,150,000	1,147,700
Aspect Software, Inc.
7.00% due 05/09/16	1,101,653	1,107,162
Hyland Software, Inc.
5.50% due 10/24/19	1,100,000	1,101,375
Riverbed Technologies, Inc.
due 12/13/19[1]	1,000,000	1,007,920
CDW LLC
4.00% due 07/15/17	988,136	982,701
Wall Street Systems Holdings, Inc.
5.75% due 10/24/19	650,000	649,188
9.25% due 04/24/20	150,000	149,501
SumTotal Systems, Inc.
6.25% due 10/25/19	750,000	744,847
Mirion Technologies
6.25% due 03/27/18	741,188	741,188
Flexera Software, Inc.
7.50% due 09/30/17	646,800	650,034
11.00% due 09/30/18	500,000	507,500
Shield Finance Co.
6.50% due 5/10/19	562,175	561,472
Semtech Corp.
4.25% due 03/20/17	497,500	501,231
CompuCom Systems, Inc.
6.50% due 10/02/18	390,000	391,299
Ascensus, Inc.
due 12/20/18[1]	300,000	295,500
Genesys International Corporation Ltd.
6.75% due 01/31/19	248,125	250,142
Redprairie Corp.
due 12/14/18[1]	250,000	249,688
Freescale Semiconductor, Inc.
4.46% due 12/01/16	250,000	244,375
Lantiq Deutschland
11.00% due 11/16/15	131,406	118,265
Total Information Technology		25,280,353
Industrials - 9.9%
CPG International I, Inc.
5.75% due 09/18/19	1,500,000	1,506,570
Laureate Education, Inc.
5.25% due 06/15/18	1,237,531	1,225,156
IPC Systems, Inc.
7.75% due 07/31/17	1,477,091	1,434,778
Servicemaster Co.
2.71% due 07/24/14	991,921	990,523
API Technologies Corp.
8.75% due 06/27/16	992,471	972,622
CEVA Group plc
5.31% due 08/31/16	746,922	717,515
0.21% due 08/31/16	253,078	243,115
SRA International, Inc.
6.50% due 07/20/18	897,529	845,922
AlixPartners
6.50% due 06/28/19	746,250	754,645
Sequa Corp.
due 05/29/17[1]	750,000	753,983
Mitchell International,Inc.
5.56% due 03/28/15	750,000	738,750
CPM Holdings, Inc.
6.25% due 08/29/17	400,000	402,000
10.25% due 03/01/18	325,000	327,438
Panolam Industries International, Inc.
7.25% due 08/23/17	666,750	661,749
Envirosolutions
8.00% due 07/29/14	660,281	654,781
Camp Systems International, Inc.
10.00% due 11/30/19	500,000	508,250
Wireco Worldgroup
6.00% due 01/28/17	498,750	507,478

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 73.5% (continued)
Industrials - 9.9% (continued)
Advanced Disposal Services, Inc.
5.25% due 09/25/19	$500,000	$505,625
Willsonart International Holdings
5.50% due 10/31/19	500,000	503,125
John Henry Holdings, Inc.
6.00% due 12/06/18	500,000	501,875
Dematic S.A.
due 12/20/19[1]	500,000	500,000
Helm Financial Corp.
6.25% due 06/01/17	494,965	492,901
Essential Power LLC
5.50% due 08/08/19	481,051	487,665
Doncasters Group
5.21% due 04/03/16	242,580	233,939
4.71% due 04/03/15	242,580	232,726
Sabre, Inc.
7.25% due 12/29/17	299,250	302,679
Hamilton Sunstrand
5.00% due 12/05/19	266,000	268,328
Genpact International, Inc.
3.46% due 08/17/19	157,037	158,117
4.25% due 08/17/19	92,963	93,603
Total Safety U.S., Inc.
7.50% due 10/31/17	247,500	249,151
Wastequip, Inc.
8.25% due 12/15/17	248,750	248,439
Hunter Fan Co.
6.50% due 12/21/17	250,000	247,500
SI Organization, Inc.
4.50% due 11/22/16	246,851	245,000
Wyle Services Corp.
5.00% due 03/26/17	224,849	225,411
AWAS Aviation Capital Ltd.
5.25% due 06/10/16	216,222	218,114
DynCorp International LLC
6.25% due 07/07/16	175,097	175,608
Total Industrials		19,135,081
Telecommunication Services - 7.5%
Univision Communications, Inc.
4.46% due 03/31/17	1,817,264	1,785,753
WMG Acquisition Corp.
5.25% due 11/01/18	1,500,000	1,515,944
Zayo Group LLC
5.24% due 07/02/19	997,500	1,008,412
Wide Open West Finance LLC
6.25% due 07/12/18	997,500	1,007,704
Syniverse Holdings, Inc.
5.00% due 04/23/19	997,500	1,004,982
Getty Images, Inc.
4.75% due 10/03/19	1,000,000	1,000,000
Avaya, Inc.
4.81% due 10/26/17	992,771	873,797
UPC Financing Partnership
3.71% due 12/31/17	825,000	823,218
Level 3 Financing, Inc.
5.25% due 08/01/19	750,000	756,330
4.75% due 08/01/19	250,000	251,043
Expert Global Solutions
8.00% due 04/02/18	746,250	746,952
Mitel Networks Corp.
7.31% due 08/16/15	750,000	742,499
Asurion Corp.
5.50% due 05/24/18	499,091	503,708
Windstream Corp.
4.00% due 08/03/19	497,500	500,301
Tribune Co.
due 12/17/19[1]	500,000	498,750
Gogo, Inc.
11.25% due 06/21/17	347,813	349,552
Kabel Deutschland
4.25% due 02/01/19	250,000	251,668
Telx Group, Inc.
6.25% due 09/22/17	246,882	248,889
ClientLogic
7.10% due 01/30/17	250,000	248,125
Mitel U.S. Holdings, Inc.
3.56% due 08/16/14	246,719	243,635
Mosaid Technologies, Inc.
8.50% due 12/23/16	235,938	235,938
Digital Generation, Inc.
5.75% due 07/26/18	58,026	55,463
Total Telecommunication Services		14,652,663
Health Care - 7.2%
One Call Medical, Inc.
7.00% due 08/22/19	1,770,563	1,770,562
8.00% due 08/22/19	4,438	4,438
AssuraMed Holdings, Inc.
5.50% due 10/23/19	1,750,000	1,766,414
BSN Medical GMBH & Co. KG
5.00% due 08/28/19	1,750,000	1,754,375
Sage Products, Inc.
5.25% due 12/13/19	1,000,000	1,005,000
PRA International
due 12/10/18[1]	750,000	748,125
due 06/10/19[1]	250,000	251,563
Catalent Pharma Solutions
5.25% due 09/15/17	793,380	802,305
CHG Healthcare Services, Inc.
5.00% due 11/13/19	750,000	748,748
Harvard Drug Group LLC
6.00% due 10/04/19	652,174	655,435
Hologic, Inc.
4.50% due 07/19/19	498,750	504,271
Ardent Medical Services, Inc.
due 05/19/18[1]	500,000	503,750
IMS Health, Inc.
4.50% due 08/26/17	500,000	503,435
LHP Hospital Group, Inc.
9.00% due 06/29/18	498,750	502,490

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 73.5% (continued)
Health Care - 7.2% (continued)
Physiotherapy Associates Holdings, Inc.
6.00% due 04/30/18	$495,000	$493,763
7.00% due 04/30/18	2,500	2,494
VWR International LLC
2.71% due 06/30/14	494,239	494,239
Rural/Metro Corp.
5.75% due 06/30/18	398,987	393,254
Pharmaceutical Product Development, Inc.
6.25% due 12/05/18	247,500	251,168
Grifols S.A
4.50% due 06/01/17	246,146	248,266
Convatec, Inc.
5.00% due 12/22/16	243,829	246,470
Plato Learning, Inc.
7.50% due 05/17/18	246,875	244,406
Total Health Care		13,894,971
Consumer Staples - 5.2%
AdvancePierre Foods
5.75% due 07/10/17	2,000,000	2,019,999
9.50% due 10/02/17	1,000,000	1,013,750
U.S. Foodservice, Inc.
5.75% due 03/31/17	2,242,341	2,241,403
Grocery Outlet, Inc.
7.00% due 11/26/18	1,750,000	1,747,078
Arctic Glacier, Inc.
8.50% due 07/27/18	1,306,250	1,312,781
Pinnacle Foods
4.75% due 10/17/18	995,000	1,001,746
Acosta, Inc.
5.00% due 03/02/18	749,500	756,058
Total Consumer Staples		10,092,815
Financials - 4.0%
USI Holdings Corp.
due 12/14/19[1]	2,000,000	1,993,339
Nuveen Investments, Inc.
5.81% due 05/13/17	1,500,000	1,505,500
8.25% due 02/28/19	400,000	406,752
Cunningham Lindsey U.S., Inc.
5.00% due 10/18/19	750,000	754,688
9.25% due 04/18/20	250,000	254,375
Istar Financial, Inc.
5.25% due 03/19/16	360,596	363,301
7.00% due 03/19/17	333,333	349,166
American Capital Ltd.
5.50% due 08/22/16	500,000	505,000
Confie Seguros Holding II Co.
6.50% due 11/08/18	500,000	494,585
AmWINS Group, Inc.
9.25% due 12/06/19	250,000	252,188
Harbourvest
4.75% due 11/20/17	250,000	250,313
Hamilton Lane Advisors LLC
6.50% due 02/23/18	243,750	244,359
Ocwen Financial
7.00% due 09/01/16	239,633	240,232
Residential Capital LLC
6.75% due 11/18/13	125,000	125,860
Total Financials		7,739,658
Energy - 2.7%
P2 Energy Solutions, Inc.
6.00% due 11/20/18	1,246,875	1,237,523
10.00% due 05/20/19	500,000	497,500
Equipower
5.50% due 12/21/18	947,625	957,887
10.00% due 06/20/19	50,000	51,167
First Reserve Crestwood Holdings LLC
9.75% due 03/20/18	838,688	853,365
El Paso (EP/Everest)
4.50% due 04/26/19	750,000	751,605
Panda Sherman Power LLC
9.00% due 09/14/18	600,000	607,500
Sheridan Production Partners
5.00% due 09/25/19	233,257	235,006
5.00% due 10/01/19	16,633	16,758
Total Energy		5,208,311
Utilities - 1.6%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	2,000,000	2,004,580
MRC Global, Inc.
6.25% due 10/24/19	1,000,000	1,002,500
Total Utilities		3,007,080
Basic Materials - 1.2%
Ennis-Flint
6.25% due 03/30/18	995,000	993,756
Reynolds Group Holdings, Inc.
4.75% due 09/20/18	500,000	505,440
Unifrax Corp.
6.50% due 11/28/18	495,620	500,577
Kloeckner Pentaplast GmbH & Co.
5.75% due 12/16/16	371,094	374,649
Total Basic Materials		2,374,422
Total Senior Floating Rate Interests
(Cost $140,606,256)		142,491,851
ASSET BACKED SECURITIES†† - 19.0%
TCW Global Project Fund
0.96% due 09/01/17[2,3]	1,750,000	1,673,578
1.16% due 09/01/17[2,3]	500,000	414,990
Global Leveraged Capital Credit Opportunity Fund
1.32% due 12/20/18[2,3]	1,288,000	1,136,681
0.92% due 12/20/18[2,3]	1,000,000	889,980
Aerco Ltd.
0.67% due 07/15/25[2,3]	2,806,266	1,978,417
Accredited Mortgage Loan Trust
0.36% due 09/25/36	1,888,361	1,817,683
West Coast Funding Ltd.
0.43% due 11/02/41[2,3,4,5]	1,919,717	1,816,532

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
ASSET BACKED SECURITIES†† - 19.0% (continued)
Rockwall CDO Ltd.
0.56% due 08/01/24[2,3]	$1,740,241	$1,583,619
GSC Partners CDO Fund Ltd.
1.17% due 10/23/17[2,3]	750,000	697,500
1.31% due 05/25/20[2,3]	750,000	679,890
Stone Tower CDO Ltd.
1.56% due 01/29/40[2,3]	1,250,000	1,177,025
Black Diamond CLO 2006-1 Luxembourg S.A.
1.00% due 04/29/19[2,3]	1,350,000	1,163,215
KKR Financial CLO 2007-1 Corp.
2.56% due 05/15/21[2,3,4]	1,250,000	1,152,100
Grayson CLO Ltd.
0.72% due 11/01/21[2,3,4]	1,200,000	1,027,630
Centurion CDO VII Ltd.
1.71% due 01/30/16[2,3]	1,000,000	995,488
Airplanes Pass Through Trust
0.76% due 03/15/19	2,000,340	960,163
Zais Investment Grade Ltd.
1.73% due 07/27/18[2,3]	1,000,000	935,000
FM Leveraged Capital Fund II
1.16% due 11/15/20[2,3]	1,000,000	901,350
Gleneagles CLO Ltd.
0.86% due 11/01/17[2,3]	1,000,000	881,776
Churchill Financial Cayman Ltd.
2.95% due 07/10/19[2,3]	1,000,000	875,430
Liberty CLO Ltd.
0.81% due 11/01/17[2,3]	1,000,000	872,960
Westchester CLO Ltd.
0.65% due 08/01/22[2,3]	1,000,000	872,080
Knightsbridge CLO
3.10% due 01/11/22[2,3,4]	500,000	458,625
5.35% due 1/11/22[2,3]	350,000	333,869
Genesis Clo 2007-2 Ltd.
4.35% due 01/10/16[2,3]	750,000	697,500
Diversified Asset Securitization Holdings II, LP
0.80% due 09/15/35[2,3]	705,908	677,608
Drug Royalty Corporation, Inc.
5.59% due 07/15/24[2,3]	651,538	672,779
South Coast Funding
0.67% due 08/06/39[2,3,5]	668,487	646,761
Aircraft Lease Securitisation Ltd.
0.47% due 05/10/32[2,3]	641,386	615,730
ACS 2007-1 Pass Through Trust
0.52% due 06/14/37[2,3]	660,566	607,721
Citi Holdings Liquidating Unrated Performing Assets
0.00% due 07/26/22[2,3]	721,543	534,764
Cerberus Offshore Levered I, LP
6.45% due 11/30/18[2,3]	250,000	251,448
5.20% due 11/30/18[2,3,4]	250,000	251,210
Babcock & Brown Air Funding I Ltd.
0.54% due 11/14/33[2,3]	553,596	465,021
Northwind Holdings LLC
1.09% due 12/01/37[2,3]	537,500	464,938
Kennecott Funding Ltd.
1.14% due 01/13/18[2,3]	500,000	455,000
Structured Asset Receivables Trust
0.82% due 01/21/15[2,3]	474,668	441,441
Pangaea CLO Ltd.
0.82% due 10/21/21[2,3]	500,000	437,101
Westwood CDO Ltd.
0.98% due 03/25/21[2,3,4]	500,000	428,365
Latitude CLO II Corp.
1.11% due 12/15/18[2,3,4]	500,000	416,825
MKP CBO I Ltd.
0.96% due 05/08/39[2,3]	397,195	388,362
Raspro Trust
0.71% due 03/23/24[2,3]	454,441	381,730
OFSI Fund Ltd.
1.16% due 09/20/19[2,3]	370,000	302,457
Asset Backed Securities Corporation Home Equity
1.26% due 12/25/34	350,000	288,157
Eastland CLO Ltd.
0.71% due 05/01/22[2,3,4]	350,000	283,560
ACS 2006-1 Pass Through Trust
0.48% due 06/20/31[2,3]	276,345	253,547
RAMP Trust
0.76% due 12/25/34	250,000	230,680
Hewett's Island Clo V Ltd.
0.71% due 12/05/18[2,3]	250,000	230,000
CoLTS 2007-1 Corp.
1.11% due 03/20/21[2,3]	250,000	205,000
Whitney CLO Ltd.
2.41% due 03/01/17[2,3]	200,000	187,278
Genesis Funding Ltd.
0.45% due 12/19/32[2,3]	206,281	180,042
NewStar Commercial Loan Trust 2006-1
0.58% due 03/30/22[2,3]	176,285	170,997
Argent Securities, Inc.
0.55% due 11/25/35[5]	140,675	126,252
Castle Trust
0.96% due 05/15/27[2,3]	133,534	123,519
CoLTS 2005-2 Corp.
1.16% due 12/20/18[2,3]	110,019	110,465
Vega Containervessel plc
5.56% due 02/10/21[2,3]	57,921	55,749
Total Asset Backed Securities
(Cost $35,053,207)		36,877,588
MORTGAGE BACKED SECURITIES†† - 1.0%
Nomura Resecuritization Trust 2012-1R,
0.65% due 04/27/18[2,3]	2,178,269	1,917,530
Total Mortgage Backed Securities
(Cost $1,867,299)		1,917,530

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 0.5%
Consumer Discretionary - 0.3%
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	$400,000	$417,000
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	118,500	118,500
WMG Acquisition Corp.
11.50% due 10/01/18	50,000	57,750
Seminole Hard Rock Entertainment, Inc.
2.81% due 03/15/14[2,3]	20,000	19,850
Total Consumer Discretionary		613,100
Financials - 0.2%
USI Holdings Corp.
4.19% due 11/15/14[2,3]	350,000	350,000
LCP Dakota Fund
10.00% due 08/17/15	48,000	47,999
Total Financials		397,999
Total Corporate Bonds
(Cost $966,688)		1,011,099
Total Investments - 94.0%
(Cost $178,493,450)		$182,298,068
Other Assets & Liabilities, net - 6.0%		11,611,025
Total Net Assets - 100.0%		$193,909,093

††	Value determined based on Level 2 inputs — See Note 2.
[1]	Securities with no rate were unsettled at December 31, 2012.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $35,742,032 (cost $33,808,917), or 18.4% of total net assets.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2012.

[5]	All or portion of this security was held as collateral for Reverse Repurchase Agreements at December 31, 2012. The total market value of securities held as collateral amounts to $2,589,545 – See Note 5.

plc	Public Limited Company

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 1.3%
Consumer Discretionary - 0.8%
Sonic Automotive, Inc. — Class A	15,103	$315,502
Metro-Goldwyn-Mayer, Inc.*,††	7,040	225,280
New Young Broadcasting Holding Co.*,†††,1	68	204,000
Total Consumer Discretionary		744,782
Energy - 0.3%
Stallion Oilfield Holdings Ltd.*,†††,1	8,257	255,967
Financials - 0.2%
CIT Group, Inc.*	4,569	176,546
Leucadia National Corp.	81	1,927
Total Financials		178,473
Total Common Stocks
(Cost $807,081)		1,179,222
PREFERRED STOCKS††† - 0.2%
Medianews Group, Inc. *,1	11,074	138,425
U.S. Shipping Corp. *,1	14,718	3,680
Total Preferred Stocks
(Cost $535,573)		142,105
WARRANTS†† - 0.6%
New Young Broadcasting Holding Co.
12/24/24*	185	555,000
Reader's Digest Association, Inc.
02/19/14*,†††,1	319	3
Total Warrants
(Cost $360,750)		555,003

	Face Amount
CORPORATE BONDS†† - 82.8%
Consumer Discretionary - 25.2%
VWR Funding, Inc.
10.75% due 06/30/17[2,3]	$1,903,231	1,960,328
Travelport LLC
9.88% due 09/01/14	2,000,000	1,762,499
Caesars Entertainment Operating Company, Inc.
9.00% due 02/15/20[2,3]	1,750,000	1,750,000
Rural/Metro Corp.
10.13% due 07/15/19[2,3]	1,500,000	1,442,500
WMG Acquisition Corp.
11.50% due 10/01/18	750,000	866,250
6.00% due 01/15/21[2,3]	300,000	316,500
Royal Caribbean Cruises Ltd.
5.25% due 11/15/22	1,000,000	1,057,500
Wolverine World Wide, Inc.
6.13% due 10/15/20[2,3]	1,000,000	1,050,000
Laureate Education, Inc.
9.25% due 09/01/19[2,3]	1,000,000	1,045,000
Dufry Finance SCA
5.50% due 10/15/20[2,3]	1,000,000	1,034,999
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[2,3]	1,000,000	1,014,999
Sabre, Inc.
8.50% due 05/15/19[2,3]	950,000	1,011,750
Logo Merger Sub Corp.
8.38% due 10/15/20[2,3]	1,000,000	1,005,000
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	950,000	990,375
Yonkers Racing Corp.
11.38% due 07/15/16[2,3]	900,000	972,000
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18[2,3]	750,000	755,625
MDC Partners, Inc.
11.00% due 11/01/16[2,3]	600,000	659,250
Snoqualmie Entertainment Authority
9.13% due 02/01/15[2,3]	637,000	640,185
GRD Holdings III Corp.
10.75% due 06/01/19[2,3]	625,000	626,563
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	550,000	594,000
INTCOMEX, Inc.
13.25% due 12/15/14	480,000	496,800
Stanadyne Corp.
10.00% due 08/15/14	500,000	463,750
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.38% due 08/01/21	211,000	229,463
7.50% due 10/01/18	168,000	181,020
ServiceMaster Co.
7.00% due 08/15/20[2,3]	275,000	275,688
8.00% due 02/15/20	100,000	104,250
American Standard Americas
10.75% due 01/15/16[2,3]	360,000	352,800
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	250,000	278,125
Brown Shoe Company, Inc.
7.13% due 05/15/19	100,000	104,000
Stanadyne Holdings, Inc.
12.00% due 02/15/15	100,000	68,000
Metaldyne Corp.
11.00% due 06/15/12†††,1,4	500,000	–
Total Consumer Discretionary		23,109,219
Energy - 19.1%
Bill Barrett Corp.
7.00% due 10/15/22	750,000	772,500
7.63% due 10/01/19	405,000	427,275
Exterran Holdings, Inc.
7.25% due 12/01/18	1,065,000	1,128,900
Magnum Hunter Resources Corp.
9.75% due 05/15/20[2,3]	1,055,000	1,094,562
Bristow Group, Inc.
6.25% due 10/15/22	1,000,000	1,070,000
SandRidge Energy, Inc.
7.50% due 03/15/21	1,000,000	1,070,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 82.8% (continued)
Energy - 19.1% (continued)
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[2,3]	$1,000,000	$1,070,000
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[2,3]	1,000,000	1,062,500
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	1,000,000	1,060,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[2,3]	1,000,000	1,037,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	1,000,000	1,037,499
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.25% due 05/01/23[2,3]	1,000,000	1,035,000
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20[2,3]	1,000,000	1,035,000
EPL Oil & Gas, Inc.
8.25% due 02/15/18[2,3]	1,000,000	1,027,500
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19[2,3]	1,000,000	1,020,000
Drill Rigs Holdings, Inc.
6.50% due 10/01/17[2,3]	750,000	746,250
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20[2,3]	700,000	726,250
SM Energy Co.
6.50% due 11/15/21	350,000	374,500
Access Midstream Partners Limited Partnership / ACMP Finance Corp.
4.88% due 05/15/23	275,000	279,125
Legacy Reserves Limited Partnership / Finance Corp.
8.00% due 12/01/20[2,3]	260,000	265,200
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	100,000	102,750
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc.
6.63% due 11/15/19[2,3]	45,000	42,413
SemGroup, LP
8.75% due 11/15/15†††,1	1,300,000	–
Total Energy		17,484,724
Financials - 10.3%
Nelnet, Inc.
3.69% due 09/29/36	6,270,000	4,953,300
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20[2,3]	1,000,000	1,055,000
Nuveen Investments, Inc.
9.13% due 10/15/17[2,3]	1,025,000	1,007,063
Lancashire Holdings Ltd.
5.70% due 10/01/22[2,3]	1,000,000	993,290
Kennedy-Wilson, Inc.
8.75% due 04/01/19[2,3]	815,000	867,975
Rabobank Capital Funding Trust II
5.26% due 12/31/49[2,3,5]	500,000	502,507
Total Financials		9,379,135
Telecommunication Services - 7.0%
Avaya, Inc.
10.13% due 11/01/15	1,250,000	1,118,750
9.75% due 11/01/15	600,000	534,000
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	1,000,000	1,137,500
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22[2,3]	1,000,000	1,042,500
Griffey Intermediate Incorporated / Griffey Finance Sub LLC
7.00% due 10/15/20[2,3]	1,000,000	1,022,500
Open Solutions, Inc.
9.75% due 02/01/15[2,3]	750,000	601,875
CommScope, Inc.
8.25% due 01/15/19[2,3]	250,000	273,750
Clearwire Communications LLC / Clearwire Finance, Inc.
12.00% due 12/01/15[2,3]	250,000	268,750
Baker & Taylor Acquisitions Corp.
15.00% due 04/01/17[2,3]	330,000	227,700
Cogent Communications Group, Inc.
8.38% due 02/15/18[2,3]	100,000	109,750
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[2,3]	15,000	15,225
Total Telecommunication Services		6,352,300
Consumer Staples - 6.9%
American Achievement Corp.
10.88% due 04/15/16[2,3]	1,950,000	1,667,250
Spectrum Brands Escrow Corp.
6.63% due 11/15/22[2,3]	500,000	536,250
6.38% due 11/15/20[2,3]	500,000	525,000
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC /
Reynolds Group Issuer Lu
5.75% due 10/15/20[2,3]	1,000,000	1,032,500

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 82.8% (continued)
Consumer Staples - 6.9% (continued)
Bumble Bee Holdco SCA
9.63% due 03/15/18[2,3]	$900,000	$891,000
US Foods, Inc.
8.50% due 06/30/19[2,3]	690,000	703,800
Harbinger Group, Inc.
7.88% due 07/15/19[2,3]	540,000	535,275
Bumble Bee Acquisition Corp.
9.00% due 12/15/17[2,3]	244,000	262,300
Armored Autogroup, Inc.
9.25% due 11/01/18	200,000	169,500
Total Consumer Staples		6,322,875
Industrials - 5.3%
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	1,250,000	1,359,375
FTI Consulting, Inc.
6.00% due 11/15/22[2,3]	787,500	815,063
Thermadyne Holdings Corp.
9.00% due 12/15/17	700,000	745,500
CEVA Group plc
8.38% due 12/01/17[2,3]	750,000	738,750
Coleman Cable, Inc.
9.00% due 02/15/18	500,000	537,500
Alion Science & Technology Corp.
10.25% due 02/01/15	1,000,000	512,500
Briggs & Stratton Corp.
6.88% due 12/15/20	100,000	113,125
Total Industrials		4,821,813
Information Technology - 4.2%
First Data Corp.
8.75% due 01/15/22[2,3]	1,050,000	1,073,625
ViaSat, Inc.
6.88% due 06/15/20[2,3]	1,000,000	1,045,000
Stream Global Services, Inc.
11.25% due 10/01/14	865,000	903,925
Stratus Technologies Bermuda Limited / Stratus Technologies, Inc.
12.00% due 03/29/15	375,000	371,250
IMS Health, Inc.
6.00% due 11/01/20[2,3]	275,000	288,063
IAC
4.75% due 12/15/22[2,3]	150,000	149,250
Total Information Technology		3,831,113
Health Care - 2.8%
Apria Healthcare Group, Inc.
11.25% due 11/01/14	900,000	930,375
12.38% due 11/01/14	500,000	495,000
Physiotherapy Associates Holdings, Inc.
11.88% due 05/01/19[2,3]	815,000	725,350
Symbion, Inc.
11.00% due 08/23/15	317,628	327,157
US Oncology, Inc.
9.13% due 08/15/17	2,200,000	41,250
Total Health Care		2,519,132
Materials - 2.0%
IAMGOLD Corp.
6.75% due 10/01/20[2,3]	1,000,000	975,000
Eldorado Gold Corp.
6.13% due 12/15/20[2,3]	425,000	432,438
Sawgrass Merger Sub, Inc.
8.75% due 12/15/20[2,3]	180,000	181,350
Ineos Finance plc
9.00% due 05/15/15[2,3]	100,000	106,250
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75% due 03/01/19	100,000	103,375
Total Materials		1,798,413
Total Corporate Bonds
(Cost $74,542,281)		75,618,724
SENIOR FLOATING RATE INTERESTS†† - 12.4%
Consumer Discretionary - 4.3%
Transtar Holdings Co.
9.75% due 10/09/19	1,000,000	1,009,999
GCA Services Group Inc.
9.25% due 11/01/20	1,000,000	987,500
Intrawest Corp.
7.00% due 12/03/17	750,000	750,938
Endurance International Group
10.25% due 05/08/20	750,000	746,250
FleetPride Corp.
9.25% due 05/15/20	400,000	391,752
Medianews Group, Inc.
8.50% due 01/15/14†††,1	79,838	77,442
Total Consumer Discretionary		3,963,881
Information Technology - 3.4%
Go Daddy Operating Company LLC
5.50% due 12/17/18	1,000,000	1,001,670
SumTotal Systems, Inc.
6.25% due 10/25/19	1,000,000	993,130
Wall Street Systems Holdings, Inc.
9.25% due 04/24/20	500,000	498,335
Associated Partners, Inc.
6.71% due 12/21/15	500,000	487,500
Sabre Holdings Corp.
2.21% due 03/30/14	111,701	111,468
Total Information Technology		3,092,103
Consumer Staples - 1.1%
AdvancePierre Foods
9.50% due 10/02/17	1,000,000	1,013,750
Utilities - 1.1%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	1,000,000	1,002,290
Financials - 0.9%
Cunningham Lindsey U.S., Inc.
9.25% due 04/18/20	800,000	814,000

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 12.4% (continued)
Health Care - 0.8%
One Call Medical, Inc.
7.00% due 08/22/19	$598,500	$598,500
8.00% due 08/22/19	1,500	1,500
PRA International
due 06/10/19[6]	170,000	171,063
Total Health Care		771,063
Energy - 0.5%
Panda Sherman Power LLC
9.00% due 09/14/18	425,000	430,313
Industrials - 0.3%
Panolam Industries International, Inc.
7.25% due 08/23/17	238,125	236,339
Total Senior Floating Rate Interests
(Cost $11,132,126)		11,323,739
CONVERTIBLE BONDS†† - 1.6%
Energy - 0.9%
USEC, Inc.
3.00% due 10/01/14	2,200,000	836,000
Financials - 0.7%
E*TRADE Financial Corp.
0.00% due 08/31/19	750,000	669,844
Total Convertible Bonds
(Cost $2,680,152)		1,505,844
Total Investments - 98.9%
(Cost $90,057,963)		$90,324,637
Other Assets & Liabilities, net - 1.1%		983,496
Total Net Assets - 100.0%		$91,308,133

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $46,746,760 (cost $45,988,707), or 51.2% of total net assets.
[4]	Security is in default of interest and/or principal obligations.
[5]	Perpetual maturity.
[6]	Securities with no rate were unsettled at December 31, 2012.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
PREFERRED STOCKS† - 1.6%
GSC Partners CDO Fund Limited / GSC Partners CDO Fund Corp.
due 11/20/16*,1,2	5,200	$2,060,075
Reinsurance Group of America, Inc.
6.20% due 09/15/42	70,000	1,897,700
Whitehorse II Ltd.
due 06/15/17*,1,2	2,100,000	1,050,000
Ares VII CLO Ltd.
due 02/26/15*,1,2	800	456,446
Total Preferred Stocks
(Cost $5,161,250)		5,464,221
EXCHANGE TRADED FUNDS† - 0.7%
ProShares UltraShort 20+ Year Treasury	29,400	1,865,430
iShares MSCI Spain Index Fund	22,730	687,810
Total Exchange Traded Funds
(Cost $2,512,375)		2,553,240

	Face Amount
CORPORATE BONDS†† - 43.5%
Financials - 15.8%
Prudential Financial, Inc.
5.63% due 06/15/43	$3,500,000	3,627,049
5.87% due 09/15/42	1,000,000	1,050,000
Citigroup, Inc.
5.95% due 12/29/49[3]	3,500,000	3,543,749
Kennedy-Wilson, Inc.
8.75% due 04/01/19[1,2,6]	2,725,000	2,902,125
Nippon Life Insurance Co.
5.00% due 10/18/42[1,2]	2,600,000	2,746,336
Infinity Property & Casualty Corp.
5.00% due 09/19/22[6]	2,555,000	2,665,473
ING US, Inc.
5.50% due 07/15/22[1,2]	2,400,000	2,604,497
Caribbean Development Bank
4.38% due 11/09/27[1,2]	2,500,000	2,494,195
General Electric Capital Corp.
7.13% due 12/15/49[3]	2,150,000	2,430,123
Macquarie Group Ltd.
6.25% due 01/14/21[1,2]	1,250,000	1,385,538
7.63% due 08/13/19[1,2]	750,000	883,382
Jefferies Group, Inc.
6.88% due 04/15/21[6]	1,900,000	2,127,999
Lancashire Holdings Ltd.
5.70% due 10/01/22[1,2]	2,100,000	2,085,909
Nuveen Investments, Inc.
9.13% due 10/15/17[1,2]	2,025,000	1,989,563
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[1,2,6]	1,800,000	1,921,500
StanCorp Financial Group, Inc.
5.00% due 08/15/22	1,750,000	1,839,091
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	1,700,000	1,739,243
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,2]	1,650,000	1,707,750
Hospitality Properties Trust
5.00% due 08/15/22	1,500,000	1,587,018
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[1,2]	1,100,000	1,547,788
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,400,000	1,495,150
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20[1,2]	950,000	1,002,250
9.63% due 05/01/19[1,2]	390,000	436,800
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	1,350,000	1,379,097
City National Bank/Los Angeles CA
5.38% due 07/15/22	1,000,000	1,082,030
CNO Financial Group, Inc.
6.38% due 10/01/20[1,2]	1,000,000	1,040,000
Hub International Ltd.
8.13% due 10/15/18[1,2]	900,000	922,500
Symetra Financial Corp.
6.13% due 04/01/16[1,2,6]	750,000	811,850
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[1,2]	750,000	767,813
Blackstone Holdings Finance Company LLC
4.75% due 02/15/23[1,2]	500,000	531,529
5.88% due 03/15/21[1,2]	200,000	225,595
EPR Properties
5.75% due 08/15/22	600,000	622,144
Ironshore Holdings US, Inc.
8.50% due 05/15/20[1,2]	315,000	348,903
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
7.75% due 01/15/16	250,000	259,063
USI Holdings Corp.
9.75% due 05/15/15[1,2]	250,000	256,095
Axis Bank Ltd.
5.13% due 09/05/17[1,2]	200,000	211,535
Seminole Indian Tribe of Florida
7.75% due 10/01/17[1,2]	125,000	135,156
Scottrade Financial Services, Inc.
6.13% due 07/11/21[1,2,6]	125,000	128,579
LCP Dakota Fund
10.00% due 08/17/15	115,000	114,997
Total Financials		54,649,414
Consumer Discretionary - 7.0%
WMG Acquisition Corp.
11.50% due 10/01/18	1,415,000	1,634,325
6.00% due 01/15/21[1,2]	1,000,000	1,055,000
Laureate Education, Inc.
9.25% due 09/01/19[1,2]	2,300,000	2,403,499
Sabre, Inc.
8.50% due 05/15/19[1,2]	2,000,000	2,130,000
Caesars Entertainment Operating Company, Inc.
8.50% due 02/15/20	1,385,000	1,374,613
9.00% due 02/15/20[1,2]	710,000	710,000

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 43.5% (continued)
Consumer Discretionary - 7.0% (continued)
Expedia, Inc.
5.95% due 08/15/20	$1,790,000	$1,991,558
GRD Holdings III Corp.
10.75% due 06/01/19[1,2]	1,625,000	1,629,062
Dufry Finance SCA
5.50% due 10/15/20[1,2]	1,150,000	1,190,249
MDC Partners, Inc.
11.00% due 11/01/16[1,2]	1,025,000	1,126,219
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	1,025,000	1,107,000
Ceridian Corp.
8.88% due 07/15/19[1,2]	750,000	813,750
Logo Merger Sub Corp.
8.38% due 10/15/20[1,2]	800,000	804,000
Rural/Metro Corp.
10.13% due 07/15/19[1,2]	800,000	769,000
Taylor Morrison Communities Incorporated / Monarch Communities Inc
7.75% due 04/15/20[1,2]	650,000	689,000
Stanadyne Corp.
10.00% due 08/15/14	600,000	556,500
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	500,000	521,250
Wok Acquisition Corp.
10.25% due 06/30/20[1,2]	465,000	494,644
Lions Gate Entertainment, Inc.
10.25% due 11/01/16[1,2,6]	415,000	459,094
Mastro's Restaurants LLC/RRG Finance Corp.
12.00% due 06/01/17[1,2]	345,298	359,110
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[1,2]	350,000	355,250
HD Supply, Inc.
8.13% due 04/15/19[1,2]	300,000	342,000
DISH DBS Corp.
6.75% due 06/01/21	250,000	285,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	250,000	278,125
ServiceMaster Co.
7.00% due 08/15/20[1,2]	250,000	250,625
American Standard Americas
10.75% due 01/15/16[1,2]	250,000	245,000
Live Nation Entertainment, Inc.
7.00% due 09/01/20[1,2]	190,000	198,313
INTCOMEX, Inc.
13.25% due 12/15/14	175,000	181,125
Empire Today LLC / Empire Today Finance Corp.
11.38% due 02/01/17[1,2]	125,000	132,813
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19[6]	118,500	118,500
Yonkers Racing Corp.
11.38% due 07/15/16[1,2]	100,000	108,000
Seminole Hard Rock Entertainment, Inc.
2.81% due 03/15/14[1,2]	20,000	19,850
Total Consumer Discretionary		24,332,474
Energy - 6.0%
Exterran Holdings, Inc.
7.25% due 12/01/18	3,650,000	3,869,000
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19[1,2,6]	3,050,000	3,111,000
Magnum Hunter Resources Corp.
9.75% due 05/15/20[1,2]	2,700,000	2,801,249
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20[1,2]	2,000,000	2,155,000
SandRidge Energy, Inc.
7.50% due 03/15/21	1,525,000	1,631,750
7.50% due 02/15/23	250,000	267,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19[1,2]	1,695,000	1,758,563
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[1,2,6]	1,325,000	1,374,688
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[1,2]	1,000,000	1,062,500
Legacy Reserves Limited Partnership / Finance Corp.
8.00% due 12/01/20[1,2]	1,000,000	1,020,000
Bristow Group, Inc.
6.25% due 10/15/22	500,000	535,000
EPL Oil & Gas, Inc.
8.25% due 02/15/18[1,2]	500,000	513,750
Drill Rigs Holdings, Inc.
6.50% due 10/01/17[1,2]	430,000	427,850
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	200,000	212,000
Precision Drilling Corp.
6.50% due 12/15/21	125,000	133,125
Total Energy		20,872,975
Industrials - 4.2%
Penske Truck Leasing Company Lp / PTL Finance Corp.
4.88% due 07/11/22[1,2]	2,750,000	2,840,750

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 43.5% (continued)
Industrials - 4.2% (continued)
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[1,2,6]	$2,000,000	$1,990,000
CEVA Group plc
8.38% due 12/01/17[1,2,6]	1,755,000	1,728,675
Chicago Bridge & Iron Co.
5.15% due 10/19/22	1,500,000	1,506,315
AWAS Aviation Capital Ltd.
7.00% due 10/15/16[1,2]	1,212,000	1,278,660
SBM Baleia Azul Sarl
5.50% due 09/15/27	1,000,000	1,000,210
Embraer S.A.
5.15% due 06/15/22	750,000	821,250
Marquette Transportation Company / Marquette Transportation Finance Corp.
10.88% due 01/15/17	650,000	676,000
Transnet SOC Ltd.
4.00% due 07/26/22[1,2]	600,000	603,750
International Lease Finance Corp.
7.13% due 09/01/18[1,2]	500,000	580,000
Clean Harbors, Inc.
5.13% due 06/01/21[1,2]	400,000	414,000
Coleman Cable, Inc.
9.00% due 02/15/18	350,000	376,250
Continental Airlines 2009-2 Class B Pass Through Trust
9.25% due 05/10/17	290,042	316,871
FTI Consulting, Inc.
6.00% due 11/15/22[1,2]	250,000	258,750
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20[6]	200,000	212,000
Thermadyne Holdings Corp.
9.00% due 12/15/17	100,000	106,500
Total Industrials		14,709,981
Telecommunication Services - 2.7%
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	1,220,000	1,387,750
8.13% due 01/01/20	400,000	445,000
Univision Communications, Inc.
6.75% due 09/15/22[1,2]	1,500,000	1,548,750
DISH DBS Corp.
5.88% due 07/15/22	1,250,000	1,343,750
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[1,2]	1,100,000	1,135,750
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[1,2]	925,000	938,875
Griffey Intermediate Incorporated / Griffey Finance Sub LLC
7.00% due 10/15/20[1,2]	800,000	818,000
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22[1,2]	625,000	651,563
Open Solutions, Inc.
9.75% due 02/01/15[1,2]	540,000	433,350
CommScope, Inc.
8.25% due 01/15/19[1,2]	325,000	355,875
Level 3 Financing, Inc.
4.47% due 02/15/15[6]	250,000	249,700
Total Telecommunication Services		9,308,363
Consumer Staples - 2.2%
US Foods, Inc.
8.50% due 06/30/19[1,2,6]	2,300,000	2,346,000
Spectrum Brands Escrow Corp.
6.38% due 11/15/20[1,2]	1,100,000	1,154,999
6.63% due 11/15/22[1,2]	1,050,000	1,126,125
Harbinger Group, Inc.
7.88% due 07/15/19[1,2]	1,650,000	1,635,563
Bumble Bee Acquisition Corp.
9.00% due 12/15/17[1,2]	488,000	524,600
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20[1,2]	350,000	361,375
Central Garden and Pet Co.
8.25% due 03/01/18	325,000	343,688
BI-LO LLC / BI-LO Finance Corp.
9.25% due 02/15/19[1,2]	115,000	123,050
Armored Autogroup, Inc.
9.25% due 11/01/18	125,000	105,938
Yankee Candle Company, Inc.
8.50% due 02/15/15	6,000	6,030
Total Consumer Staples		7,727,368
Materials - 2.2%
IAMGOLD Corp.
6.75% due 10/01/20[1,2]	2,500,000	2,437,501
Eldorado Gold Corp.
6.13% due 12/15/20[1,2]	1,700,000	1,729,750
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,450,000	1,469,550
APERAM
7.75% due 04/01/18[1,2]	625,000	550,000
Sawgrass Merger Sub, Inc.
8.75% due 12/15/20[1,2]	400,000	403,000
Kaiser Aluminum Corp.
8.25% due 06/01/20	250,000	272,500
Alcoa, Inc.
5.87% due 02/23/22	250,000	269,662
Horsehead Holding Corp.
10.50% due 06/01/17[1,2]	210,000	221,550

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 43.5% (continued)
Materials - 2.2% (continued)
Mirabela Nickel Ltd.
8.75% due 04/15/18[1,2]	$250,000	$215,000
Total Materials		7,568,513
Information Technology - 1.9%
First Data Corp.
6.75% due 11/01/20[1,2]	1,950,000	1,969,500
8.75% due 01/15/22[1,2]	300,000	306,750
Nuance Communications, Inc.
5.38% due 08/15/20[1,2]	1,100,000	1,149,500
IMS Health, Inc.
6.00% due 11/01/20[1,2]	1,050,000	1,099,875
Stream Global Services, Inc.
11.25% due 10/01/14[6]	980,000	1,024,100
ViaSat, Inc.
6.88% due 06/15/20[1,2]	750,000	783,750
Stratus Technologies Bermuda Ltd.
12.00% due 03/29/15	329,000	325,710
Total Information Technology		6,659,185
Health Care - 1.4%
Apria Healthcare Group, Inc.
11.25% due 11/01/14	1,150,000	1,188,812
12.38% due 11/01/14[6]	1,150,000	1,138,500
Hologic, Inc.
6.25% due 08/01/20[1,2]	750,000	808,125
Physiotherapy Associates Holdings, Inc.
11.88% due 05/01/19[1,2]	760,000	676,400
Symbion, Inc.
8.00% due 06/15/16	350,000	360,500
Express Scripts Holding Co.
4.75% due 11/15/21[1,2]	250,000	283,706
HCA, Inc.
6.50% due 02/15/20	125,000	140,625
Physio-Control International, Inc.
9.88% due 01/15/19[1,2]	125,000	137,188
Total Health Care		4,733,856
Utilities - 0.1%
AES Corp.
7.38% due 07/01/21	125,000	138,750
FPL Energy National Wind LLC
5.61% due 03/10/24[1,2]	144,575	137,138
Total Utilities		275,888
Total Corporate Bonds
(Cost $146,203,972)		150,838,017
SENIOR FLOATING RATE INTERESTS†† - 30.9%
Consumer Discretionary - 10.2%
David's Bridal, Inc.
5.00% due 10/05/19	2,650,000	2,654,425
Blue Coat Systems, Inc.
5.75% due 02/15/18	2,244,375	2,257,010
Kronos, Inc.
5.50% due 10/26/19	2,200,000	2,223,385
Travelport Holdings Ltd.
due 08/23/15[4]	1,900,000	1,824,000
due 08/23/15[4]	250,000	240,000
due 08/23/15[4]	50,000	48,000
AOT Bedding Super Holdings LLC
5.00% due 09/19/19	2,100,000	2,101,742
FleetPride Corp.
5.25% due 11/15/19	1,850,000	1,850,573
9.25% due 05/15/20	250,000	244,845
Endurance International Group
10.25% due 05/08/20	1,100,000	1,094,500
6.25% due 11/08/19	850,000	849,295
Transtar Holdings Co.
9.75% due 10/09/19	950,000	959,500
5.50% due 10/09/18	800,000	806,000
RGIS Inventory
5.50% due 10/18/17	1,645,865	1,656,151
BJ's Wholesale Club, Inc.
5.75% due 09/20/19	1,600,000	1,618,896
Regent Seven Seas Cruises, Inc.
6.25% due 12/21/18	1,530,625	1,549,758
Southern Graphics, Inc.
5.00% due 10/17/19	1,500,000	1,500,000
Equinox Fitness Clubs
due 11/16/19[4]	1,400,000	1,410,500
Jacobs Entertainment, Inc.
6.25% due 10/26/18	1,150,000	1,138,500
Ollie's Bargain Outlet
6.25% due 09/27/19	900,000	904,500
Fly Leasing Ltd.
5.75% due 08/07/18	898,625	900,872
Party City Holdings, Inc.
5.75% due 07/23/19	800,000	808,120
OSI Restaurant Partners LLC
4.75% due 10/23/19	760,000	766,962
Guitar Center, Inc.
5.56% due 04/09/17	750,000	722,250
Intrawest Corp.
7.00% due 12/03/17	650,000	650,813
GCA Services Group, Inc.
9.25% due 11/01/20	400,000	395,000
due 10/11/19[4]	250,000	248,958
Smart & Final Stores LLC
5.75% due 11/15/19	600,000	599,250
Cannery Casino Resorts LLC
6.00% due 10/02/18	448,875	449,248
Navistar, Inc.
7.00% due 08/16/17	430,000	431,075
Schaeffler AG
6.00% due 01/27/17	250,000	251,910
Sabre Holdings Corp. due 09/30/17[4]	250,000	251,473
RGIS Services LLC
4.56% due 10/18/16	248,747	249,680
Targus Group International
11.00% due 05/24/16	246,867	248,102
11.94% due 05/16/16	626	629

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 30.9% (continued)
Consumer Discretionary - 10.2% (continued)
Armored AutoGroup, Inc.
6.00% due 11/05/16	$248,106	$239,500
Prestige Brands
5.25% due 01/27/19	179,924	181,837
NAB Holdings
7.00% due 04/24/18	170,625	171,479
Rock Ohio Caesars LLC
8.50% due 08/19/17	161,333	166,173
Boyd Gaming Corp.
6.00% due 12/17/15	163,625	165,138
HD Supply Inc.
7.25% due 10/12/17	149,625	153,428
Caesars Entertainment Operating Company, Inc.
5.46% due 01/28/18	150,000	133,688
Container Store
6.25% due 04/06/19	89,774	90,223
Keystone Automotive Operations, Inc.
9.75% due 03/30/16	69,825	70,349
CKX Entertainment Inc.
9.00% due 06/21/17	57,375	48,912
OSI Restaurant, Inc.
5.75% due 10/23/19	40,000	40,366
Total Consumer Discretionary		35,367,015
Information Technology - 5.4%
SumTotal Systems, Inc.
6.25% due 10/25/19	2,300,000	2,284,199
Deltek Systems, Inc.
6.00% due 10/04/18	1,300,000	1,308,359
10.00% due 10/10/19	650,000	659,211
Associated Partners, Inc.
6.71% due 12/21/15	2,000,000	1,950,000
Wall Street Systems Holdings, Inc.
5.75% due 10/24/19	1,350,000	1,348,313
9.25% due 04/24/20	500,000	498,335
First Data Corp.
4.21% due 03/23/18	1,060,000	1,006,883
5.21% due 03/24/17	178,213	174,787
Ceridian Corp.
5.96% due 05/09/17	1,057,686	1,054,853
MModal, Inc.
6.75% due 08/16/19	1,080,000	1,034,996
Go Daddy Operating Company LLC
5.50% due 12/17/18	1,000,000	1,001,670
Paradigm Capital Group
6.50% due 07/30/19	1,000,000	998,000
Entrust Holdings, Inc.
6.25% due 11/02/19	900,000	891,000
Novell, Inc.
7.25% due 11/22/17	721,875	727,289
Redprairie Corp.
due 12/14/18[4]	700,000	699,125
Excelitas Technologies Corp.
5.00% due 11/29/16	676,546	679,083
Open Solutions, Inc.
2.44% due 01/23/14	536,618	508,279
Ascensus, Inc.
due 12/20/18[4]	450,000	443,250
Misys plc
12.00% due 06/06/19	250,000	256,875
CCC Information Services, Inc.
due 12/14/19[4]	250,000	250,520
Genesys International Corporation Ltd.
6.75% due 01/31/19	248,125	250,142
Freescale Semiconductor, Inc.
4.46% due 12/01/16	250,000	244,375
Flexera Software, Inc.
11.00% due 09/30/18	150,000	152,250
Aspect Software, Inc.
7.00% due 05/09/16	107,041	107,576
Shield Finance Co.
6.50% due 05/10/19	39,800	39,750
Total Information Technology		18,569,120
Industrials - 4.4%
Wilsonart International Holdings LLC
5.50% due 10/31/19	2,150,000	2,163,437
Essential Power LLC
5.50% due 08/08/19	1,683,678	1,706,829
CPM Holdings, Inc.
6.25% due 08/29/17	860,000	864,299
10.25% due 03/01/18	450,000	453,375
Dematic S.A.
due 12/20/19[4]	1,150,000	1,149,999
IPC Systems, Inc.
7.75% due 07/31/17	1,080,000	1,051,850
Advanced Disposal Services, Inc.
5.25% due 09/25/19	1,000,000	1,011,249
Doncasters Group
due 04/03/16[4]	500,000	482,190
due 04/03/15[4]	500,000	479,690
Avis Budget Car Rental LLC
4.25% due 03/13/19	900,000	905,400
CPG International I, Inc.
5.75% due 09/18/19	850,000	853,723
Laureate Education, Inc.
5.25% due 06/15/18	818,304	810,121
Evergreen Tank Solutions, Inc.
9.50% due 09/26/18	600,000	597,000
Hunter Fan Co.
6.50% due 12/21/17	550,000	544,500
Panolam Industries International, Inc.
7.25% due 08/23/17	504,825	501,039
Sabre, Inc.
5.96% due 09/30/17	388,971	391,262
John Henry Holdings, Inc.
6.00% due 12/06/18	300,000	301,125

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 30.9% (continued)
Industrials - 4.4% (continued)
Sequa Corp.
due 05/29/17[4]	$250,000	$251,328
Servicemaster Co.
2.71% due 07/24/14	246,426	246,079
API Technologies Corp.
8.75% due 06/27/16	247,650	242,697
CEVA Group plc
5.31% due 08/31/16	210,379	202,097
0.21% due 08/31/16	39,621	38,061
Helm Financial Corp.
6.25% due 06/01/17	148,864	148,243
Total Industrials		15,395,593
Health Care - 3.2%
One Call Medical, Inc.
7.00% due 08/22/19	2,094,750	2,094,750
8.00% due 08/22/19	5,250	5,250
CHG Healthcare Services, Inc.
5.00% due 11/13/19	2,100,000	2,096,493
PRA International
due 12/10/18[4]	900,000	897,750
due 06/10/19[4]	800,000	805,000
AssuraMed Holdings, Inc.
5.50% due 10/23/19	1,200,000	1,211,256
Harvard Drug Group LLC
6.00% due 10/04/19	1,173,913	1,179,783
Hologic, Inc.
4.50% due 07/19/19	997,500	1,008,542
Ardent Medical Services, Inc.
due 05/19/18[4]	850,000	856,375
Sage Products, Inc.
5.25% due 12/13/19	250,000	251,250
Catalent Pharma Solutions
4.21% due 09/15/16	246,736	247,765
VWR International LLC
2.71% due 06/30/14	246,803	246,803
Plato Learning, Inc.
7.50% due 05/17/18	98,750	97,763
Total Health Care		10,998,780
Financials - 1.9%
USI Holdings Corp.
due 12/14/19[4]	1,800,000	1,794,006
American Capital Ltd.
5.50% due 08/22/16	1,500,000	1,515,000
CNO Financial Group, Inc.
5.00% due 09/20/18	1,100,000	1,108,591
Cunningham Lindsey U.S., Inc.
5.00% due 10/18/19	600,000	603,750
9.25% due 04/18/20	150,000	152,625
Nuveen Investments, Inc.
5.81% due 05/13/17	500,000	501,812
Confie Seguros Holding II Co.
6.50% due 11/08/18	400,000	395,668
AmWINS Group, Inc.
9.25% due 12/06/19	310,000	312,713
Istar Financial, Inc.
due 03/19/17[4]	150,000	157,125
Ocwen Financial
7.00% due 09/01/16	106,891	107,158
Total Financials		6,648,448
Consumer Staples - 1.7%
AdvancePierre Foods
9.50% due 10/02/17	2,250,000	2,280,937
5.75% due 07/10/17	1,000,000	1,010,000
Grocery Outlet, Inc.
7.00% due 11/26/18	1,250,000	1,247,912
Tomkins Air Distribution
5.00% due 11/09/18	550,000	554,472
Arctic Glacier, Inc.
8.50% due 07/27/18	503,500	506,018
U.S. Foodservice, Inc.
5.75% due 03/31/17	248,111	248,267
Total Consumer Staples		5,847,606
Energy - 1.5%
P2 Energy Solutions, Inc.
6.00% due 11/20/18	1,945,125	1,930,537
10.00% due 05/20/19	600,000	597,000
Sheridan Production Partners
5.00% due 09/25/19	1,212,935	1,222,032
5.00% due 10/01/19	86,493	87,142
El Paso (EP Energy)
5.00% due 05/24/18	500,000	503,125
Shelf Drilling Holdings Ltd.
7.25% due 05/31/18	500,000	492,500
Equipower Resources Holdings LLC
5.50% due 12/21/18	339,150	342,823
Total Energy		5,175,159
Telecommunication Services - 1.2%
Asurion Corp.
5.50% due 05/24/18	530,000	534,902
11.00% due 09/02/19	250,000	265,000
Gogo, Inc.
11.25% due 06/21/17	496,875	499,359
Cequel Communications LLC
4.00% due 02/14/19	496,872	498,844
Mitel Networks Corp.
7.31% due 08/16/15	460,000	455,400
Level 3 Financing, Inc.
5.25% due 08/01/19	360,000	363,038
Avaya, Inc.
4.81% due 10/26/17	299,207	263,350
Kabel Deutschland
4.25% due 02/01/19	250,000	251,668
Crown Castle International Corp.
4.00% due 01/31/19	247,500	248,634
Mitel U.S. Holdings, Inc.
3.56% due 08/16/14	246,719	243,635
WMG Acquisition Corp.
5.25% due 11/01/18	200,000	202,126
Zayo Group LLC
5.38% due 07/02/19	199,500	201,683

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 30.9% (continued)
Telecommunication Services - 1.2% (continued)
Univision Communications, Inc.
4.46% due 03/31/17	$79,945	$78,559
Total Telecommunication Services		4,106,198
Basic Materials - 0.7%
Univar NV
5.00% due 06/30/17	2,500,000	2,489,500
Utilities - 0.7%
MRC Global, Inc.
6.25% due 10/24/19	1,650,000	1,654,125
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	700,000	701,603
Total Utilities		2,355,728
Total Senior Floating Rate Interests
(Cost $105,466,253)		106,953,147
ASSET BACKED SECURITIES†† - 26.2%
Willis Engine Securitization Trust
5.50% due 09/15/37[1,2,6]	5,949,600	5,921,576
West Coast Funding Ltd.
0.43% due 11/02/41[1,2,5,6]	4,886,551	4,623,898
Liberty CLO Ltd.
0.81% due 11/01/17[1,2]	4,750,000	4,146,560
TCW Global Project Fund
1.69% due 06/15/16[1,2]	2,000,000	1,785,240
0.96% due 09/01/17[1,2]	1,500,000	1,434,495
1.16% due 09/01/17[1,2]	600,000	497,988
KKR Financial CLO 2007-1 Corp.
2.56% due 05/15/21[1,2,5]	4,000,000	3,686,720
Global Leveraged Capital Credit Opportunity Fund
1.32% due 12/20/18[1,2]	2,376,000	2,096,858
0.92% due 12/20/18[1,2]	1,500,000	1,334,970
Marathon Clo II Ltd.
0.00% due 12/20/19[1,2]	2,250,000	1,923,840
2.11% due 12/20/19[1,2]	1,500,000	1,322,400
Grayson CLO Ltd.
0.72% due 11/01/21[1,2,5,6]	3,700,000	3,168,527
Rockwall CDO Ltd.
0.56% due 08/01/24[1,2,6]	2,592,421	2,359,103
0.86% due 08/01/24[1,2,5]	900,000	704,538
Finn Square CLO Ltd.
0.00% due 12/24/23[1,2]	3,000,000	2,948,100
Great Lakes CLO 2012-1 Ltd.
0.00% due 01/15/23[1,2,6]	3,000,000	2,875,440
South Coast Funding
0.67% due 08/06/39[1,2]	2,757,509	2,667,890
GSC Partners CDO Fund Ltd.
1.56% due 11/20/16	1,250,000	1,200,175
1.17% due 10/23/17[1,2]	750,000	697,500
1.31% due 05/25/20[1,2]	750,000	679,890
Atlas Senior Loan Fund II Ltd.
0.00% due 01/30/24[1,2]	2,600,000	2,466,386
Airplanes Pass Through Trust
0.76% due 03/15/19	4,680,105	2,246,450
Knightsbridge CLO
5.35% due 01/11/22[1,2]	1,500,000	1,430,865
3.10% due 01/11/22[1,2,5]	750,000	687,938
Aerco Ltd.
0.67% due 07/15/25[1,2,6]	2,671,978	1,883,745
Carlyle Global Market Strategies CLO 2012-3 Ltd.
0.00% due 10/04/24[1,2]	1,800,000	1,764,126
ARES CLO Ltd.
0.00% due 01/17/24[1,2]	1,750,000	1,691,778
BlackRock Senior Income Series Corp.
0.00% due 09/15/16	2,400,000	1,207,920
Citi Holdings Liquidating Unrated Performing Assets
0.00% due 07/26/22[1,2]	1,603,429	1,188,365
Stone Tower CDO Ltd.
1.56% due 01/29/40[1,2]	1,250,000	1,177,025
Accredited Mortgage Loan Trust
0.36% due 09/25/36	1,175,772	1,131,765
FM Leveraged Capital Fund II
1.16% due 11/15/20[1,2]	1,250,000	1,126,688
Cerberus Offshore Levered I, LP
6.45% due 11/30/18[1,2]	1,100,000	1,106,369
Diversified Asset Securitization Holdings II, LP
0.80% due 09/15/35[1,2]	1,065,521	1,022,804
Gleneagles CLO Ltd.
0.86% due 11/01/17[1,2]	1,150,000	1,014,042
Babcock & Brown Air Funding I Ltd.
0.54% due 11/14/33[1,2]	1,165,262	978,820
Battalion CLO Ltd.
3.19% due 11/15/19[1,2]	1,000,000	976,430
ACS 2007-1 Pass Through Trust
0.52% due 06/14/37[1,2,6]	1,056,906	972,354
ICE EM CLO
1.57% due 08/15/22[1,2]	1,250,000	966,050
Fortress Credit Opportunities
0.63% due 07/15/19[6]	1,100,000	955,097
Pacifica CDO V Corp.
5.81% due 01/26/20[1,2]	950,000	948,034
Black Diamond CLO 2006-1 Luxembourg S.A.
1.00% due 04/29/19[1,2]	1,100,000	947,805
T2 Income Fund CLO Ltd.
3.09% due 07/15/19[1,2]	700,000	592,295
1.84% due 07/15/19[1,2]	400,000	351,183
Churchill Financial Cayman Ltd.
2.95% due 07/10/19[1,2]	1,000,000	875,430
Pangaea CLO Ltd.
0.82% due 10/21/21[1,2]	1,000,000	874,201
Westchester CLO Ltd.
0.65% due 08/01/22[1,2]	1,000,000	872,080
Argent Securities, Inc.
0.55% due 11/25/35[6]	937,836	841,679
Genesis Funding Ltd.
0.45% due 12/19/32[1,2]	940,643	820,993
Eastland CLO Ltd.
0.71% due 05/01/22[1,2,5]	1,000,000	810,170
Centurion CDO VII Ltd.
1.71% due 01/30/16[1,2]	750,000	746,616
Summit Lake CLO Ltd.
0.00% due 02/24/18	1,200,000	731,496
Northwind Holdings LLC
1.09% due 12/01/37[1,2]	831,250	719,031
Structured Asset Receivables Trust
0.82% due 01/21/15[1,2]	751,558	698,949
MKP CBO I Ltd.
0.96% due 05/08/39[1,2]	661,992	647,269

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
ASSET BACKED SECURITIES†† - 26.2% (continued)
Kennecott Funding Ltd.
1.14% due 01/13/18[1,2]	$700,000	$637,000
Asset Backed Securities Corporation Home Equity
1.26% due 12/25/34	750,000	617,479
Westwood CDO Ltd.
0.98% due 03/25/21[1,2,5]	700,000	599,711
ACS 2006-1 Pass Through Trust
0.48% due 06/20/31[1,2]	552,690	507,093
Hewett's Island Clo V Ltd.
0.71% due 12/05/18[1,2]	500,000	460,000
Shinnecock CLO
1.24% due 07/15/18[1,2]	500,000	442,963
Callidus Debt Partners Clo Fund VI Ltd.
1.57% due 10/23/21[1,2]	500,000	435,401
MC Funding Limited / MC Funding 2006-1 LLC
1.26% due 12/20/20[1,2]	500,000	420,087
Aircraft Lease Securitisation Ltd.
0.47% due 05/10/32[1,2]	422,732	405,822
Genesis Clo 2007-2 Ltd.
4.35% due 01/10/16[1,2]	400,000	372,000
Drug Royalty Corporation, Inc.
5.59% due 07/15/24[1,2]	347,487	358,816
CoLTS 2005-2 Corp.
1.16% due 12/20/18[1,2]	330,056	331,395
Whitney CLO Ltd.
2.41% due 03/01/17[1,2]	350,000	327,737
OFSI Fund Ltd.
1.16% due 09/20/19[1,2]	370,000	302,457
Raspro Trust
0.71% due 03/23/24[1,2]	247,877	208,217
Vega Containervessel plc
5.56% due 02/10/21[1,2]	215,888	207,792
CoLTS 2007-1 Corp.
1.11% due 03/20/21[1,2]	250,000	205,000
NewStar Commercial Loan Trust 2006-1
0.58% due 03/30/22[1,2]	176,285	170,997
Castle Trust
0.96% due 05/15/27[1,2]	159,214	147,273
Total Asset Backed Securities
(Cost $87,778,362)		90,705,196
MORTGAGE BACKED SECURITIES†† - 1.4%
Nomura Resecuritization Trust 2012-1R,
0.65% due 04/27/18[1,2]	5,468,846	4,814,225
BAMLL-DB Trust
2012-OSI,6.79% due 04/13/27[1,2]	150,000	158,116
Total Mortgage Backed Securities
(Cost $4,852,999)		4,972,341

	Contracts
OPTIONS PURCHASED† - 0.3%
Call options on:
January 2013 Financial Select Sector SPDR Fund Expiring with strike price of $16.00	11,463	664,854
March 2013 ProShares UltraShort 20+ Year Treasury Expiring with strike price of $16.00	3,020	202,340
April 2013 iShares MSCI Spain Index Fund Expiring with strike price of $30.00	1,049	188,820
January 2013 ProShares UltraShort 20+ Year Treasury Expiring with strike price of $18.00	1,807	1,807
January 2013 ProShares UltraShort 20+ Year Treasury Expiring with strike price of $21.00	513	1,026
Total Call options		1,058,847
Put options on:
January 2013 ProShares UltraShort 20+ Year Treasury Expiring with strike price of $15.00	1,807	14,456
Total Put options		14,456
Total Options Purchased
(Cost $1,412,657)		1,073,303
Total Long Investments - 104.6%
(Cost $353,387,868)		$362,559,465

Macro Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Contracts	Value
OPTIONS WRITTEN† - (0.1)%
Put options on:
ProShares UltraShort 20+ Year Treasury Expiring January 2013 with strike price of $15.00	1,807	$(14,456)
ProShares UltraShort 20+ Year Treasury Expiring March 2013 with strike price of $15.00	3,020	(120,800)
ProShares UltraShort 20+ Year Treasury Expiring January 2013 with strike price of $19.00	513	(166,725)
Total Put options		(301,981)
Total Options Written
(Premiums received $622,164)		(301,981)
Other Assets & Liabilities, net - (4.5)%		(15,716,721)
Total Net Assets - 100.0%		$346,540,763

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $183,248,549 (cost $177,118,401), or 52.9% of total net assets.
[3]	Perpetual maturity.
[4]	Securities with no rate were unsettled at December 31, 2012.
[5]	Variable rate security. Rate indicated is rate effective at December 31, 2012.

[6]

All or portion of this security was held as collateral for Reverse Repurchase Agreements at December 31, 2012. The total market value of securities held as collateral amounts to $50,353,284 – See Note 5.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
MUNICIPAL BONDS†† - 98.4%
California - 15.1%
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	$2,000,000	$2,507,819
Centinela Valley Union High School District General Obligation Unlimited
5.75% due 08/01/41	2,000,000	2,370,180
Oakland Unified School District/Alameda County General Obligation Unlimited
5.50% due 08/01/32	1,200,000	1,315,044
5.00% due 08/01/22	300,000	334,812
California Health Facilities Financing Authority Revenue Bonds
5.00% due 06/01/37	1,450,000	1,590,230
State of California General Obligation Unlimited
5.00% due 09/01/36	1,250,000	1,422,375
Stockton Unified School District General Obligation Unlimited
5.00% due 07/01/28	1,000,000	1,137,670
5.00% due 01/01/29	200,000	227,184
El Camino Community College District General Obligation Unlimited
0.00% due 08/01/26	1,000,000	605,320
Chino Valley Unified School District General Obligation Unlimited
0.00% due 08/01/27	500,000	251,570
Total California		11,762,204
Florida - 9.6%
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/30	2,000,000	2,343,259
County of Miami-Dade Florida Transit System Sales Surtax Revenue Revenue Bonds
5.00% due 07/01/31	2,000,000	2,326,720
Palace Coral Gables Community Development District Special Assessment
5.63% due 05/01/42	1,500,000	1,754,460
County of Miami-Dade Florida Aviation Revenue Revenue Bonds
5.00% due 10/01/27	1,000,000	1,135,780
Total Florida		7,560,219
Pennsylvania - 9.0%
State Public School Building Authority Revenue Bonds
5.00% due 04/01/32	1,250,000	1,395,963
5.00% due 04/01/31	1,000,000	1,125,180
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
5.00% due 04/01/35	2,000,000	2,281,020
Monroeville Finance Authority Revenue Bonds
5.00% due 02/15/29	1,950,000	2,235,168
Total Pennsylvania		7,037,331
Illinois - 8.9%
Will County Township High School District No. 204 Joliet General Obligation Limited
6.25% due 01/01/31	2,000,000	2,474,500
Chicago Park District General Obligation Limited
5.00% due 01/01/36	2,000,000	2,284,640
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,134,450
Chicago Board of Education General Obligation Unlimited
5.00% due 12/01/33	1,000,000	1,100,950
Total Illinois		6,994,540
Michigan - 7.4%
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,500,000	1,700,760
5.00% due 05/01/30	300,000	344,304
Michigan Finance Authority Revenue Bonds
5.00% due 11/01/27	1,500,000	1,708,530
Oakland University Revenue Bonds
5.00% due 03/01/32	1,000,000	1,134,330
Michigan Technological University Revenue Bonds
5.00% due 10/01/34	825,000	933,479
Total Michigan		5,821,403
New Jersey - 6.6%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	2,000,000	2,381,860
New Jersey Transportation Trust Fund Authority Revenue Bonds
5.00% due 06/15/42	1,500,000	1,651,890
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.63% due 07/01/37	1,000,000	1,124,550
Total New Jersey		5,158,300
Massachusetts - 6.5%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	2,000,000	2,408,600
5.50% due 07/01/31	1,000,000	1,138,860

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
MUNICIPAL BONDS†† - 98.4% (continued)
Massachusetts - 6.5% (continued)
Massachusetts Port Authority Revenue Bonds
5.00% due 07/01/30	$850,000	$971,491
5.00% due 07/01/32	500,000	567,525
Total Massachusetts		5,086,476
Washington - 5.3%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.50% due 09/01/42	2,150,000	2,149,828
5.00% due 09/01/27	1,000,000	1,002,970
5.25% due 09/01/32	1,000,000	999,920
Total Washington		4,152,718
New York - 4.9%
Metropolitan Transportation Authority Revenue Bonds
5.00% due 11/15/41	1,500,000	1,689,060
Nassau County Local Economic Assistance Corp. Revenue Bonds
5.00% due 07/01/27	1,000,000	1,124,650
City of New York New York General Obligation Unlimited
0.12% due 08/01/17[1]	1,000,000	1,000,000
Total New York		3,813,710
Indiana - 4.5%
County of Knox Indiana Revenue Bonds
5.00% due 04/01/42	2,000,000	2,158,060
5.00% due 04/01/37	1,250,000	1,352,813
Total Indiana		3,510,873
Texas - 3.8%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	2,500,000	2,940,050
Georgia - 3.5%
City of Atlanta Georgia Department of Aviation Revenue Bonds
5.00% due 01/01/37	1,500,000	1,650,525
5.00% due 01/01/42	990,000	1,111,117
Total Georgia		2,761,642
Colorado - 3.0%
University of Colorado Hospital Authority Revenue Bonds
5.00% due 11/15/27	2,000,000	2,333,940
Tennessee - 2.2%
Memphis Center City Revenue Finance Corp. Revenue Bonds
5.25% due 11/01/30	1,500,000	1,760,130
West Virginia - 1.5%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	1,000,000	1,168,380
Ohio - 1.4%
University of Toledo Revenue Bonds
5.00% due 06/01/30	1,010,000	1,132,109
Utah - 1.4%
County of Utah Utah Revenue Bonds
5.00% due 05/15/43	1,000,000	1,125,000
Connecticut - 1.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds
5.00% due 07/01/32	1,000,000	1,108,690
South Carolina - 1.3%
Spartanburg County Regional Health Services District Revenue Bonds
5.00% due 04/15/32	900,000	1,003,203
Mississippi - 1.1%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	610,075
6.25% due 10/01/26	230,000	277,543
Total Mississippi		887,618
Total Municipal Bonds
(Cost $72,266,951)		77,118,536
Total Investments - 98.4%
(Cost $72,266,951)		$77,118,536
Other Assets & Liabilities, net - 1.6%		1,248,250
Total Net Assets - 100.0%		$78,366,786

††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2012.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
PREFERRED STOCKS† - 0.8%
Reinsurance Group of America, Inc.
6.20% due 09/15/42	20,000	$542,200
GSC Partners CDO Fund Limited / GSC Partners CDO Fund Corp.
0.00% due 11/20/16*,1,2	1,325	524,923
Whitehorse II Ltd.
0.00% due 06/15/17*,1,2	450,000	225,000
Total Preferred Stocks
(Cost $1,211,625)		1,292,123

	Face Amount
CORPORATE BONDS†† - 47.6%
Financials - 23.1%
Infinity Property & Casualty Corp.
5.00% due 09/19/22	$2,900,000	3,025,389
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/23[1,2]	2,650,000	2,712,937
Hospitality Properties Trust
5.00% due 08/15/22	2,450,000	2,592,128
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	2,500,000	2,557,709
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	2,250,000	2,298,494
General Electric Capital Corp.
7.13% due 12/15/49[3]	1,920,000	2,170,157
ING US, Inc.
5.50% due 07/15/22[1,2]	1,900,000	2,061,893
Nippon Life Insurance Co.
5.00% due 10/18/42[1,2]	1,700,000	1,795,681
Prudential Financial, Inc.
5.63% due 06/15/43	1,200,000	1,243,560
5.87% due 09/15/42	300,000	315,000
Caribbean Development Bank
4.38% due 11/09/27[1,2]	1,500,000	1,496,517
Macquarie Group Ltd.
6.25% due 01/14/21[1,2]	780,000	864,575
7.63% due 08/13/19[1,2]	450,000	530,029
Lancashire Holdings Ltd.
5.70% due 10/01/22[1,2]	1,000,000	993,290
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[1,2]	900,000	960,750
Farmers Exchange Capital
7.05% due 07/15/28[1,2]	650,000	798,787
Ironshore Holdings US, Inc.
8.50% due 05/15/20[1,2]	720,000	797,494
EPR Properties
5.75% due 08/15/22	680,000	705,097
Jefferies Group, Inc.
6.88% due 04/15/21	550,000	616,000
Blackstone Holdings Finance Company LLC
4.75% due 02/15/23[1,2]	250,000	265,764
5.88% due 03/15/21[1,2]	150,000	169,197
6.63% due 08/15/19[1,2]	125,000	144,800
Symetra Financial Corp.
6.13% due 04/01/16[1,2]	515,000	557,471
Kennedy-Wilson, Inc.
8.75% due 04/01/19[1,2]	500,000	532,500
StanCorp Financial Group, Inc.
5.00% due 08/15/22	500,000	525,455
Alleghany Corp.
4.95% due 06/27/22	450,000	492,908
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	400,000	427,186
Primerica, Inc.
4.75% due 07/15/22	350,000	383,239
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,2]	368,000	380,880
CubeSmart, LP
4.80% due 07/15/22	350,000	380,140
City National Bank/Los Angeles CA
5.38% due 07/15/22	350,000	378,711
Bank of America North America
6.10% due 06/15/17	300,000	345,676
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[1,2]	210,000	295,487
IPIC GMTN Ltd.
5.50% due 03/01/22[1,2]	225,000	265,219
Jackson National Life Insurance Co.
8.15% due 03/15/27[1,2]	125,000	153,499
WEA Finance LLC
4.63% due 05/10/21[1,2]	130,000	145,563
First Niagara Financial Group, Inc.
6.75% due 03/19/20	120,000	142,004
MetLife Capital Trust IV
7.88% due 12/15/37[1,2]	115,000	140,875
WR Berkley Corp.
5.38% due 09/15/20	125,000	139,834
National Life Insurance Co.
10.50% due 09/15/39[1,2]	100,000	139,279
Digital Realty Trust, LP
5.25% due 03/15/21	125,000	138,347
Morgan Stanley
3.80% due 04/29/16	130,000	136,472
Scottrade Financial Services, Inc.
6.13% due 07/11/21[1,2]	125,000	128,579
Nationwide Health Properties, Inc.
6.00% due 05/20/15	115,000	127,802
LCP Dakota Fund
10.00% due 08/17/15	48,000	47,999
Total Financials		35,520,373
Industrials - 7.9%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[1,2,6]	3,250,000	3,233,750
Penske Truck Leasing Company Lp / PTL Finance Corp.
4.88% due 07/11/22[1,2]	2,000,000	2,066,000
Dun & Bradstreet Corp.
4.38% due 12/01/22	1,300,000	1,327,671
Clean Harbors, Inc.
5.13% due 06/01/21[1,2]	1,250,000	1,293,750

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 47.6% (continued)
Industrials - 7.9% (continued)
Asciano Finance Ltd.
4.63% due 09/23/20[1,2]	$980,000	$1,016,880
Chicago Bridge & Iron Co.
5.15% due 10/19/22	750,000	753,158
SBM Baleia Azul Sarl
5.50% due 09/15/27	500,000	500,105
AWAS Aviation Capital Ltd.
7.00% due 10/17/16[1,2]	432,280	456,055
Verisk Analytics, Inc.
4.13% due 09/12/22	350,000	358,392
Transnet SOC Ltd.
4.00% due 07/26/22[1,2]	300,000	301,875
International Lease Finance Corp.
7.13% due 09/01/18[1,2]	250,000	290,000
Embraer S.A.
5.15% due 06/15/22	200,000	219,000
Coleman Cable, Inc.
9.00% due 02/15/18	125,000	134,375
Marquette Transportation Company / Marquette Transportation Finance Corp.
10.88% due 01/15/17	125,000	130,000
Total Industrials		12,081,011
Consumer Discretionary - 3.8%
Expedia, Inc.
5.95% due 08/15/20	2,090,000	2,325,338
Wyndham Worldwide Corp.
4.25% due 03/01/22	500,000	516,259
MDC Partners, Inc.
11.00% due 11/01/16[1,2]	450,000	494,438
Caesars Entertainment Operating Company, Inc.
9.00% due 02/15/20[1,2]	460,000	460,000
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	300,000	312,749
Laureate Education, Inc.
9.25% due 09/01/19[1,2]	250,000	261,250
INTCOMEX, Inc.
13.25% due 12/15/14	240,000	248,400
WMG Acquisition Corp.
11.50% due 10/01/18	205,000	236,775
Continental Airlines 2012-1 Class A Pass Through Trust
4.15% due 04/11/24	150,000	157,875
QVC, Inc.
5.13% due 07/02/22[1,2]	150,000	157,227
HD Supply, Inc.
8.13% due 04/15/19[1,2]	120,000	136,800
International Game Technology
5.50% due 06/15/20	125,000	135,417
Delta Air Lines 2011-1 Class B Pass Through Trust
7.13% due 10/15/14[1]	130,000	132,763
GRD Holdings III Corp.
10.75% due 06/01/19[1,2]	125,000	125,313
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	118,500	118,500
Stanadyne Corp.
10.00% due 08/15/14	60,000	55,650
Total Consumer Discretionary		5,874,754
Information Technology - 3.8%
Autodesk, Inc.
3.60% due 12/15/22	2,350,000	2,360,363
Computer Sciences Corp.
4.45% due 09/15/22	2,250,000	2,349,781
Baidu, Inc.
3.50% due 11/28/22	800,000	802,245
Freescale Semiconductor, Inc.
9.25% due 04/15/18[1,2]	125,000	136,563
Stream Global Services, Inc.
11.25% due 10/01/14	125,000	130,625
iGATE Corp.
9.00% due 05/01/16	75,000	81,281
Total Information Technology		5,860,858
Materials - 2.9%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[1,2]	850,000	874,219
4.45% due 11/15/21[1,2]	625,000	657,911
Alpek S.A. de CV
4.50% due 11/20/22[1,2]	1,000,000	1,042,500
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	875,000	886,798
Alcoa, Inc.
5.40% due 04/15/21	530,000	551,630
5.87% due 02/23/22	100,000	107,865
POSCO
5.25% due 04/14/21[1,2]	120,000	136,837
Xstrata Finance Canada Ltd.
4.95% due 11/15/21[1,2]	125,000	134,258
Sonoco Products Co.
4.38% due 11/01/21	120,000	128,678
Total Materials		4,520,696
Energy - 2.5%
Inergy Midstream Limited Partnership / NRGM Finance Corp.
6.00% due 12/15/20[1,2]	600,000	619,499
Reliance Holdings USA, Inc.
5.40% due 02/14/22[1,2]	550,000	615,162
Atlas Pipeline Escrow LLC
6.63% due 10/01/20[1,2]	500,000	517,500
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19[1,2]	425,000	440,938
SandRidge Energy, Inc.
7.50% due 02/15/23	250,000	267,500
7.50% due 03/15/21	125,000	133,750
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35% due 06/30/21[1,2]	218,250	244,986

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 47.6% (continued)
Energy - 2.5% (continued)
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[1,2]	$200,000	$212,500
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	190,000	201,400
Valero Energy Corp.
9.38% due 03/15/19	100,000	137,548
Equities Corp.
4.88% due 11/15/21	125,000	134,192
Bill Barrett Corp.
7.63% due 10/01/19	125,000	131,875
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	125,000	127,500
DCP Midstream Operating, LP
4.95% due 04/01/22	100,000	106,116
Total Energy		3,890,466
Utilities - 1.7%
Abu Dhabi National Energy Co.
3.63% due 01/12/23[1,2]	2,500,000	2,575,000
Telecommunication Services - 0.8%
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[1,2]	950,000	980,875
WPP Finance 2010
4.75% due 11/21/21	125,000	135,387
Open Solutions, Inc.
9.75% due 02/01/15[1,2]	110,000	88,275
Total Telecommunication Services		1,204,537
Consumer Staples - 0.7%
US Foods, Inc.
8.50% due 06/30/19[1,2]	500,000	510,000
Bumble Bee Acquisition Corp.
9.00% due 12/15/17[1,2]	242,000	260,150
Harbinger Group, Inc.
7.88% due 07/15/19[1,2]	200,000	198,250
Energizer Holdings, Inc.
4.70% due 05/19/21	125,000	133,967
Yankee Candle Company, Inc.
8.50% due 02/15/15	5,000	5,025
Total Consumer Staples		1,107,392
Bermuda - 0.2%
Bermuda Government International Bond
4.14% due 01/03/23[1,2]	350,000	372,575
Cayman Islands - 0.1%
Government of the Cayman Islands
5.95% due 11/24/19[1,2]	125,000	148,000
Bahamas - 0.1%
Commonwealth of the Bahamas
6.95% due 11/20/29[1,2]	110,000	134,200
Total Corporate Bonds
(Cost $71,003,178)		73,289,862
ASSET BACKED SECURITIES†† - 33.9%
Rockwall CDO Ltd.
0.81% due 08/01/21[1,2]	2,900,000	2,502,583
0.56% due 08/01/24[1,2]	1,740,241	1,583,618
0.86% due 08/01/24[1,2,4]	1,900,000	1,487,358
0.96% due 08/01/21[1,2]	200,000	160,072
Drug Royalty II Limited Partnership 1
4.31% due 01/15/25[1,2,4]	3,000,000	3,002,189
Westwood CDO Ltd.
1.02% due 04/25/22[1,2]	2,200,000	1,860,319
0.98% due 03/25/21[1,2,4]	500,000	428,365
Great Lakes CLO 2012-1 Ltd.
4.67% due 01/15/23[1,2,4]	1,250,000	1,240,938
0.00% due 01/15/23[1,2]	1,000,000	958,480
Marathon Clo II Ltd.
1.11% due 12/20/19[1,2,4]	1,000,000	929,861
2.11% due 12/20/19[1,2]	1,000,000	881,600
0.00% due 12/20/19[1,2]	250,000	213,760
Westchester CLO Ltd.
0.75% due 08/01/22[1,2]	1,850,000	1,571,445
0.65% due 08/01/22[1,2]	500,000	436,040
KKR Financial CLO 2007-1 Corp.
1.76% due 05/15/21[1,2,4]	1,100,000	1,032,889
2.56% due 05/15/21[1,2,4]	1,000,000	921,680
Garanti Diversified Payment Rights Finance Co.
0.54% due 07/09/17[4,6]	1,976,000	1,855,364
Newstar Trust
4.56% due 01/20/23[1,2]	1,000,000	1,001,940
3.56% due 01/20/23[1,2,4]	750,000	751,140
Willis Engine Securitization Trust
5.50% due 09/15/37[1,2,6]	1,487,400	1,480,394
Northwoods Capital Ltd.
1.87% due 10/22/21	1,500,000	1,333,155

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
ASSET BACKED SECURITIES†† - 33.9% (continued)
CapitalSource Commercial Loan Trust
1.73% due 09/20/22[1,2]	$1,294,849	$1,265,406
GSC Partners CDO Fund Ltd.
1.56% due 11/20/16	500,000	480,070
1.17% due 10/23/17[1,2]	500,000	465,000
1.31% due 05/25/20[1,2]	250,000	226,630
Global Leveraged Capital Credit Opportunity Fund
1.32% due 12/20/18[1,2]	1,036,000	914,287
0.92% due 12/20/18[1,2]	250,000	222,495
Domino's Pizza Master Issuer LLC
5.22% due 01/25/42[1,2]	988,750	1,111,133
Finn Square CLO Ltd.
0.00% due 12/24/23[1,2]	1,000,000	982,700
CCR, Inc.
4.75% due 07/11/22[1,2]	950,000	982,243
Liberty CLO Ltd.
0.69% due 11/01/17[1,2]	500,000	451,447
0.81% due 11/01/17[1,2]	500,000	436,480
Churchill Financial Cayman Ltd.
2.95% due 07/10/19[1,2]	1,000,000	875,430
Aerco Ltd.
0.67% due 07/15/25[1,2]	1,124,228	792,581
Salus CLO 2012-1 Ltd.
5.81% due 01/05/21[1,2]	750,000	750,510
ARES CLO Ltd.
0.00% due 01/17/24[1,2]	750,000	725,048
Knightsbridge CLO
3.10% due 01/11/22[1,2,4]	500,000	458,625
5.35% due 01/11/22[1,2]	250,000	238,478
Babcock & Brown Air Funding I Ltd.
0.54% due 11/14/33[1,2]	816,845	686,150
Grayson CLO Ltd.
0.72% due 11/01/21[1,2,4]	750,000	642,269
ACS 2007-1 Pass Through Trust
0.52% due 06/14/37[1,2]	693,595	638,107
Genesis Funding Ltd.
0.45% due 12/19/32[1,2]	693,105	604,942
Cerberus Offshore Levered I, LP
6.45% due 11/30/18[1,2]	250,000	251,448
5.20% due 11/30/18[1,2,4]	250,000	251,210
Goldentree Credit Opportunities Financing Ltd.
4.48% due 09/15/24[1,2]	500,000	499,900
Pacifica CDO V Corp.
5.81% due 01/26/20[1,2]	500,000	498,965
Battalion CLO Ltd.
3.19% due 11/15/19[1,2]	500,000	488,215
GSC Capital Corporation Loan Funding CLO Ltd.
0.81% due 02/18/20[1,2]	500,000	481,002
TCW Global Project Fund
0.96% due 09/01/17[1,2]	500,000	478,165
Jasper CLO Ltd.
0.89% due 08/01/17[1,2,4]	500,000	465,000
Northwind Holdings LLC
1.09% due 12/01/37[1,2]	537,500	464,938
Kennecott Funding Ltd.
1.14% due 01/13/18[1,2]	500,000	455,000
Golub Capital Partners Fundings Ltd.
1.06% due 03/15/22[1,2,4]	500,000	446,000
Gleneagles CLO Ltd.
0.86% due 11/01/17[1,2]	500,000	440,888
Airplanes Pass Through Trust
0.76% due 03/15/19	913,948	438,695
NewStar Commercial Loan Trust 2007-1
0.55% due 09/30/22[1,2]	472,667	434,508
Black Diamond CLO 2006-1 Luxembourg S.A.
1.00% due 04/29/19[1,2]	500,000	430,820
ICE EM CLO
1.32% due 08/15/22[1,2,4]	500,000	423,590
MC Funding Limited / MC Funding 2006-1 LLC
1.26% due 12/20/20[1,2]	500,000	420,087
ACA CLO 2007-1 Ltd.
1.29% due 06/15/22[1,2]	500,000	415,545
MKP CBO I Ltd.
0.96% due 05/08/39[1,2]	410,435	401,307
Emporia Preferred Funding II Corp.
0.82% due 10/18/18[1,2]	430,000	395,134
OFSI Fund Ltd.
1.16% due 09/20/19[1,2]	370,000	302,457
South Coast Funding
0.67% due 08/06/39[1,2]	292,463	282,958
Structured Asset Receivables Trust
0.82% due 01/21/15[1,2]	276,890	257,507
ACS 2006-1 Pass Through Trust
0.48% due 06/20/31[1,2]	276,345	253,547
BlackRock Senior Income Series Corp.
0.00% due 09/15/16	500,000	251,650
Carlyle Global Market Strategies
0.00% due 10/04/24[1,2]	250,000	245,018
Genesis Clo 2007-2 Ltd.
4.35% due 01/10/16[1,2]	250,000	232,500
Hewett's Island Clo V Ltd.
0.71% due 12/05/18[1,2]	250,000	230,000
Drug Royalty Corporation, Inc.
5.59% due 07/15/24[1,2]	217,179	224,260
CoLTS 2005-2 Corp.
1.16% due 12/20/18[1,2]	220,037	220,930
T2 Income Fund CLO Ltd.
1.84% due 07/15/19[1,2]	250,000	219,489
CoLTS 2007-1 Corp.
1.11% due 03/20/21[1,2]	250,000	205,000
Eastland CLO Ltd.
0.71% due 05/01/22[1,2,4]	250,000	202,543
Whitney CLO Ltd.
2.41% due 03/01/17[1,2]	200,000	187,278
NewStar Commercial Loan Trust 2006-1
0.58% due 03/30/22[1,2]	176,285	170,997
Raspro Trust
0.71% due 03/23/24[1,2]	165,251	138,811
Castle Trust
0.96% due 05/15/27[1,2]	133,534	123,519
Vega Containervessel plc
5.56% due 02/10/21[1,2]	123,741	119,101

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
ASSET BACKED SECURITIES†† - 33.9% (continued)
Argent Securities, Inc.
0.55% due 11/25/35[6]	$93,784	$84,168
Total Asset Backed Securities
(Cost $50,749,434)		52,115,371
SENIOR FLOATING RATE INTERESTS†† - 11.1%
Consumer Discretionary - 3.1%
AOT Bedding Super Holdings LLC
5.00% due 09/19/19	650,000	650,540
Endurance International Group
6.25% due 11/08/19	650,000	649,460
FleetPride Corp.
5.25% due 11/15/19	550,000	550,170
9.24% due 05/15/20	100,000	97,938
BJ's Wholesale Club, Inc.
5.75% due 09/20/19	500,000	505,905
Party City Holdings, Inc.
5.75% due 07/23/19	400,000	404,060
Equinox Fitness Clubs
due 11/16/19[5]	400,000	403,000
Patheon, Inc.
due 12/06/18[5]	400,000	398,000
Smart & Final Stores LLC
5.75% due 11/15/19	300,000	299,625
Cannery Casino Resorts LLC
6.00% due 10/02/18	199,500	199,666
Regent Seven Seas Cruises, Inc.
6.25% due 12/21/18	148,125	149,977
RGIS Services LLC
4.56% due 10/18/16	124,373	124,840
Intrawest Corp.
7.00% due 12/03/17	100,000	100,125
Navistar, Inc.
7.00% due 08/16/17	90,000	90,225
Rock Ohio Caesars LLC
8.50% due 08/19/17	44,000	45,320
Container Store
6.25% due 04/06/19	39,900	40,099
Travelport Holdings Ltd.
due 08/23/15[5]	20,000	19,200
Keystone Automotive Operations, Inc.
9.75% due 03/30/16	9,975	10,050
Total Consumer Discretionary		4,738,200
Information Technology - 2.5%
Riverbed Technologies, Inc.
due 12/13/19[5]	1,500,000	1,511,880
SumTotal Systems, Inc.
6.25% due 10/25/19	700,000	695,191
First Data Corp.
5.21% due 09/24/18	500,000	489,645
4.21% due 03/23/18	20,000	18,998
Associated Partners, Inc.
6.71% due 12/21/15	500,000	487,500
MModal, Inc.
6.75% due 08/16/19	270,000	258,749
Ceridian Corp.
5.96% due 05/09/17	170,000	169,545
Excelitas Technologies Corp.
5.00% due 11/29/16	139,289	139,811
Open Solutions, Inc.
2.43% due 01/23/14	99,736	94,469
Shield Finance Co.
6.50% due 05/10/19	39,800	39,750
Aspect Software, Inc.
7.00% due 05/09/16	17,840	17,929
Total Information Technology		3,923,467
Financials - 1.4%
Nuveen Investments, Inc.
5.81% due 05/13/17	750,000	752,625
CNO Financial Group, Inc.
5.00% due 09/20/18	700,000	705,466
RPI Finance Trust
3.50% due 05/09/18	499,079	502,822
Confie Seguros Holding II Co.
6.50% due 11/08/18	200,000	197,834
Istar Financial, Inc.
due 03/19/17[5]	40,000	41,900
AmWINS Group, Inc.
9.25% due 12/06/19	10,000	10,088
Total Financials		2,210,735
Industrials - 1.1%
Advanced Disposal Services, Inc.
5.25% due 09/25/19	450,000	455,063
Sabre, Inc.
5.96% due 09/30/17	259,314	260,841
7.25% due 12/29/17	119,700	121,072
CPM Holdings, Inc.
6.25% due 08/29/17	180,000	180,900
10.25% due 03/01/18	70,000	70,525
CPG International I, Inc.
5.75% due 09/18/19	250,000	251,095
Laureate Education, Inc.
5.25% due 06/15/18	219,443	217,248
IPC Systems, Inc.
7.75% due 07/31/17	60,000	58,200
Essential Power LLC
5.50% due 08/08/19	19,242	19,507
Total Industrials		1,634,451
Health Care - 0.8%
Hologic, Inc.
4.50% due 07/19/19	498,750	504,271
One Call Medical, Inc.
7.00% due 08/22/19	418,950	418,950
8.00% due 08/22/19	1,050	1,050
Ardent Medical Services, Inc.
due 05/19/18[5]	150,000	151,125
PRA International
due 12/10/18[5]	150,000	149,625
Total Health Care		1,225,021
Consumer Staples - 0.8%
Acosta, Inc.
5.00% due 03/02/18	500,000	504,375
Grocery Outlet, Inc.
7.00% due 11/26/18	300,000	299,499

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 11.1% (continued)
Consumer Staples - 0.8% (continued)
US Foods, Inc.
5.75% due 03/31/17	$200,000	$199,812
Arctic Glacier, Inc.
8.50% due 07/27/18	152,000	152,760
Total Consumer Staples		1,156,446
Energy - 0.6%
Sheridan Production Partners
5.00% due 09/25/19	466,514	470,012
5.00% due 10/01/19	33,267	33,516
P2 Energy Solutions, Inc.
6.00% due 11/20/18	349,125	346,507
Total Energy		850,035
Telecommunication Services - 0.5%
Asurion Corp.
5.50% due 05/24/18	280,000	282,590
Windstream Corp.
4.00% due 08/03/19	199,000	200,120
Level 3 Financing, Inc.
5.25% due 08/01/19	140,000	141,182
UPC Financing Partnership
3.71% due 12/31/17	90,000	89,806
Avaya, Inc.
4.81% due 10/26/17	99,736	87,783
Univision Communications, Inc.
4.46% due 03/31/17	31,978	31,424
Total Telecommunication Services		832,905
Basic Materials - 0.3%
Reynolds Group Holdings, Inc.
4.75% due 09/20/18	500,000	505,440
Total Senior Floating Rate Interests
(Cost $16,867,793)		17,076,700
MORTGAGE BACKED SECURITIES†† - 2.4%
BB-UBS Trust 2012-SHOW,
4.03% due 11/05/36[1,2]	1,500,000	1,382,116
VNO 2012-6AVE Mortgage Trust,
3.34% due 11/15/30[1,2]	1,000,000	921,592
Wachovia Bank Commercial Mortgage Trust
2006-C27,5.79% due 07/15/45	500,000	556,372
Morgan Stanley Capital I Trust 2006-IQ12,
5.37% due 12/15/43	500,000	554,634
BAMLL-DB Trust
2012-OSI,5.81% due 04/13/29[1,2]	200,000	210,669
Total Mortgage Backed Securities
(Cost $3,583,000)		3,625,383
MUNICIPAL BONDS†† - 0.5%
California - 0.3%
Cypress School District General Obligation Unlimited
0.00% due 08/01/35	500,000	155,885
Glendale Unified School District General Obligation Unlimited
0.00% due 09/01/27	300,000	151,107
California Health Facilities Financing Authority Revenue Bonds
5.25% due 08/15/31	120,000	140,159
Rowland Unified School District General Obligation Unlimited
0.00% due 08/01/41	110,000	26,899
Total California		474,050
Illinois - 0.1%
Chicago Transit Authority Revenue Bonds
5.25% due 12/01/31	100,000	116,537
Pennsylvania - 0.1%
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 10/15/31	100,000	111,892
Total Municipal Bonds
(Cost $607,379)		702,479
Total Investments - 96.3%
(Cost $144,022,409)		$148,101,918
Other Assets & Liabilities, net - 3.7%		5,672,734
Total Net Assets - 100.0%		$153,774,652

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $88,331,483 (cost $85,571,288), or 57.4% of total net assets.
[3]	Perpetual maturity.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2012.
[5]	Securities with no rate were unsettled at December 31, 2012.
[6]	All or portion of this security was held as collateral for Reverse Repurchase Agreements at December 31, 2012. The total market value of securities held as collateral amounts to $6,653,676 – See Note 5.

plc	Public Limited Company

U.S. Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS†† - 0.0%
Consumer Discretionary - 0.0%
Harry & David Holdings, Inc.*	7	$560
Materials - 0.00%
Constar International Holdings LLC*,†††,1	68	–
Total Common Stocks
(Cost $570)		560
PREFERRED STOCKS††† - 0.5%
Woodbourne Capital Trust II
0.03% *,1,2,3,4	950,000	168,271
Woodbourne Capital Trust I
0.03% *,1,2,3,4	950,000	168,271
Woodbourne Capital Trust III
0.03% *,1,2,3,4	950,000	168,271
Woodbourne Capital Trust IV
0.03% *,1,2,3,4	950,000	168,270
Constar International Holdings LLC *,1	7	–
Total Preferred Stocks
(Cost $3,818,354)		673,083

	Face Amount
CORPORATE BONDS†† - 75.9%
Financials - 31.7%
General Electric Capital Corp.
3.35% due 10/17/16	$2,250,000	2,415,119
2.90% due 01/09/17	1,000,000	1,057,342
7.13% due 12/15/49[2]	250,000	282,573
BlackRock, Inc.
6.25% due 09/15/17	3,000,000	3,666,264
Merrill Lynch & Company, Inc.
5.30% due 09/30/15	3,000,000	3,284,556
Ford Motor Credit Company LLC
3.88% due 01/15/15	2,000,000	2,085,686
5.00% due 05/15/18	1,000,000	1,103,436
JPMorgan Chase & Co.
6.30% due 04/23/19	1,000,000	1,233,762
4.65% due 06/01/14	1,000,000	1,053,605
US Bancorp
2.95% due 07/15/22	2,000,000	2,020,452
ING US, Inc.
5.50% due 07/15/22[3,4]	1,750,000	1,899,111
Prudential Financial, Inc.
5.63% due 06/15/43	1,750,000	1,813,525
Infinity Property & Casualty Corp.
5.00% due 09/19/22	1,700,000	1,773,505
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	1,700,000	1,739,243
New York Life Global Funding
2.45% due 07/14/16[3,4]	1,500,000	1,571,742
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,200,000	1,281,557
Caribbean Development Bank
4.38% due 11/09/27[3,4]	1,250,000	1,247,098
Kaupthing Bank HF
3.49% due 01/15/10[3,4,5]	5,000,000	1,225,000
American Express Credit Corp.
2.38% due 03/24/17	1,000,000	1,046,316
Berkshire Hathaway, Inc.
1.90% due 01/31/17	1,000,000	1,033,722
Macquarie Group Ltd.
6.25% due 01/14/21[3,4]	600,000	665,058
7.63% due 08/13/19[3,4]	300,000	353,353
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,005,325
Nuveen Investments, Inc.
9.13% due 10/15/17[3,4]	1,000,000	982,500
Lancashire Holdings Ltd.
5.70% due 10/01/22[3,4]	900,000	893,961
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	800,000	817,242
CNO Financial Group, Inc.
6.38% due 10/01/20[3,4]	550,000	572,000
Citigroup, Inc.
6.38% due 08/12/14	500,000	540,325
4.75% due 05/19/15	9,000	9,702
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.88% due 10/01/20[3,4]	500,000	527,500
Torchmark Corp.
7.88% due 05/15/23	350,000	469,600
Hub International Ltd.
8.13% due 10/15/18[3,4]	450,000	461,250
Hospitality Properties Trust
5.00% due 08/15/22	100,000	105,801
EPR Properties
5.75% due 08/15/22	100,000	103,691
Residential Capital LLC
8.50% due 06/01/13[5]	350,000	80,500
TIG Holdings, Inc.
8.60% due 01/15/27[3,4]	34,000	31,110
Total Financials		40,452,532
Information Technology - 11.7%
Amphenol Corp.
4.00% due 02/01/22	3,500,000	3,701,183
Cisco Systems, Inc.
4.45% due 01/15/20	2,750,000	3,188,812
Altera Corp.
1.75% due 05/15/17	2,500,000	2,554,448
Computer Sciences Corp.
4.45% due 09/15/22	2,150,000	2,245,345
Autodesk, Inc.
3.60% due 12/15/22	1,500,000	1,506,615
First Data Corp.
6.75% due 11/01/20[3,4]	1,000,000	1,010,000
8.75% due 01/15/22[3,4]	250,000	255,625
eBay, Inc.
1.35% due 07/15/17	500,000	505,823
Total Information Technology		14,967,851
Consumer Discretionary - 10.3%
Omnicom Group, Inc.
6.25% due 07/15/19	3,000,000	3,660,861

U.S. Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 75.9% (continued)
Consumer Discretionary - 10.3% (continued)
Starbucks Corp.
6.25% due 08/15/17	$2,000,000	$2,405,718
Johns Hopkins University
5.25% due 07/01/19	2,000,000	2,398,080
Expedia, Inc.
5.95% due 08/15/20	1,530,000	1,702,281
Continental Airlines 2012-2 Class A Pass Through Trust
4.00% due 10/29/24	1,200,000	1,263,000
Sabre, Inc.
8.50% due 05/15/19[3,4]	1,150,000	1,224,750
Stanadyne Corp.
10.00% due 08/15/14	240,000	222,600
GRD Holdings III Corp.
10.75% due 06/01/19[3,4]	125,000	125,313
Yonkers Racing Corp.
11.38% due 07/15/16[3,4]	100,000	108,000
Affinia Group, Inc.
9.00% due 11/30/14	30,000	30,000
Total Consumer Discretionary		13,140,603
Industrials - 4.7%
Asciano Finance Ltd.
4.63% due 09/23/20[3,4]	1,450,000	1,504,568
Penske Truck Leasing Company Lp / PTL Finance Corp.
4.88% due 07/11/22[3,4]	1,300,000	1,342,900
United Parcel Service, Inc.
3.13% due 01/15/21	1,000,000	1,075,710
Verisk Analytics, Inc.
4.13% due 09/12/22	850,000	870,380
Chicago Bridge & Iron Co.
5.15% due 10/19/22	750,000	753,158
SBM Baleia Azul Sarl
5.50% due 09/15/27	500,000	500,105
Total Industrials		6,046,821
Materials - 4.4%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3,4]	1,200,000	1,234,192
4.45% due 11/15/21[3,4]	500,000	526,329
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,250,000	1,266,853
Praxair, Inc.
5.20% due 03/15/17	1,050,000	1,227,808
IAMGOLD Corp.
6.75% due 10/01/20[3,4]	1,250,000	1,218,750
Georgia-Pacific LLC
8.00% due 01/15/24	51,000	71,306
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	21,985
Constar International, Inc
11.00% due 12/31/17[3]	5,421	7,717
Total Materials		5,574,940
Energy - 3.4%
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19[3,4]	1,250,000	1,275,000
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[3,4]	600,000	637,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[3,4]	600,000	622,500
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
5.88% due 10/01/20[3,4]	450,000	466,875
Magnum Hunter Resources Corp.
9.75% due 05/15/20[3,4]	400,000	415,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	300,000	318,000
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[3,4]	250,000	267,500
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20[3,4]	150,000	161,625
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	150,000	155,625
Williams Companies, Inc.
8.75% due 03/15/32	12,000	16,634
Total Energy		4,336,259
Health Care - 3.0%
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,500,000	1,792,761
AstraZeneca plc
5.90% due 09/15/17	1,250,000	1,518,781
Baxter International, Inc.
1.85% due 01/15/17	500,000	515,235
Total Health Care		3,826,777
Consumer Staples - 2.3%
Anheuser-Busch InBev Worldwide, Inc.
1.38% due 07/15/17	1,000,000	1,010,530
General Mills, Inc.
5.70% due 02/15/17	800,000	940,077
Energizer Holdings, Inc.
4.70% due 05/24/22	500,000	535,410
Procter & Gamble Co.
2.30% due 02/06/22	500,000	508,815
Total Consumer Staples		2,994,832
Telecommunication Services - 2.3%
Univision Communications, Inc.
6.75% due 09/15/22[3,4]	1,250,000	1,290,625

U.S. Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 75.9% (continued)
Telecommunication Services - 2.3% (continued)
AT&T, Inc.
1.70% due 06/01/17	$1,000,000	$1,014,247
Open Solutions, Inc.
9.75% due 02/01/15[3,4]	550,000	441,375
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	170,000	193,375
Nortel Networks Ltd.
6.88% due 09/01/23[5]	31,000	19,375
Total Telecommunication Services		2,958,997
Utilities - 2.1%
American Water Capital Corp.
6.09% due 10/15/17	2,000,000	2,390,422
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	300,000	331,085
Total Utilities		2,721,507
Total Corporate Bonds
(Cost $95,564,947)		97,021,119
ASSET BACKED SECURITIES†† - 15.2%
Willis Engine Securitization Trust
5.50% due 09/15/37[3,4]	2,726,900	2,714,055
West Coast Funding Ltd.
0.43% due 11/02/41[3,4,6]	2,443,276	2,311,950
KKR Financial CLO 2007-1 Corp.
1.76% due 05/15/21[3,4,6]	1,650,000	1,549,333
2.56% due 05/15/21[3,4,6]	500,000	460,840
Garanti Diversified Payment Rights Finance Co.
0.54% due 07/09/17[6]	1,976,000	1,855,365
Grayson CLO Ltd.
0.72% due 11/01/21[3,4,6]	1,400,000	1,198,902
Knightsbridge CLO
3.10% due 01/11/22[3,4,6]	1,250,000	1,146,563
Drug Royalty II Limited Partnership 1
4.31% due 01/15/25[3,4,6]	1,000,000	1,000,730
Great Lakes CLO 2012-1 Ltd.
4.67% due 01/15/23[3,4,6]	1,000,000	992,750
Rockwall CDO Ltd.
0.86% due 08/01/24[3,4,6]	1,100,000	861,102
Newstar Trust
3.56% due 01/20/23[3,4,6]	750,000	751,140
Jasper CLO Ltd.
0.89% due 08/01/17[3,4,6]	800,000	744,000
ICE EM CLO
1.32% due 08/15/22[3,4,6]	850,000	720,103
Marathon Clo II Ltd.
1.11% due 12/20/19[3,4,6]	500,000	464,930
Cerberus Offshore Levered I, LP
5.20% due 11/30/18[3,4,6]	450,000	452,178
Golub Capital Partners Fundings Ltd.
1.06% due 03/15/22[3,4,6]	500,000	446,000
Latitude CLO II Corp.
1.11% due 12/15/18[3,4,6]	500,000	416,825
Eastland CLO Ltd.
0.71% due 05/01/22[3,4,6]	450,000	364,577
Westwood CDO Ltd.
0.98% due 03/25/21[3,4,6]	400,000	342,692
Credit-Based Asset Servicing and Securitization LLC
0.47% due 08/25/35[6]	299,178	286,879
Carlyle Global Market Strategies
due 10/04/24[3,4]	250,000	245,018
Total Asset Backed Securities
(Cost $18,953,555)		19,325,932
U.S. GOVERNMENT SECURITIES† - 4.7%
U.S. Treasury Bill
0.00% due 01/10/13	4,500,000	4,499,969
0.00% due 01/03/13	1,000,000	1,000,000
0.00% due 02/07/13	500,000	499,985
Total U.S. Treasury Bill		5,999,954
Total U.S. Government Securities
(Cost $5,999,995)		5,999,954
MORTGAGE BACKED SECURITIES†† - 1.7%
VNO 2012-6AVE Mortgage Trust
3.34% due 11/15/30[3,4]	1,250,000	1,151,990
MASTR Adjustable Rate Mortgages Trust 2003-5
2.32% due 11/25/33	1,103,704	1,031,527
Ginnie Mae
#518436, 7.25% due 09/15/29	10,026	11,999
#1849, 8.50% due 08/20/24	2,026	2,408
Fannie Mae[7]
1990-108,7.00% due 09/25/20	11,715	13,130
Total Mortgage Backed Securities
(Cost $2,285,680)		2,211,054
CONVERTIBLE BONDS†† - 0.8%
Information Technology - 0.8%
International Business Machines Corp.
2.90% due 11/01/21	1,000,000	1,050,449
Total Convertible Bonds
(Cost $991,604)		1,050,449
SENIOR FLOATING RATE INTERESTS†† - 0.3%
Consumer Discretionary - 0.3%
Ollie's Bargain Outlet
6.25% due 09/27/19	400,000	402,000
Total Senior Floating Rate Interests
(Cost $392,204)		402,000

U.S. Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 0.0%
JP Morgan Mortgage Trust
2006-A3,2.88% due 04/25/36[6]	$46,327	$37,381
Total Collateralized Mortgage Obligation
(Cost $46,153)		37,381
Total Investments - 99.1%
(Cost $128,053,062)		$126,721,532
Other Assets & Liabilities, net - 0.9%		1,215,304
Total Net Assets - 100.0%		$127,936,836

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Perpetual maturity.
[3]	Security was acquired through a private placement.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $43,566,870 (cost $49,628,130), or 34.1% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Variable rate security. Rate indicated is rate effective at December 31, 2012.
[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments, the Funds’ adviser, under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; and (ii) other information and considerations, including current values in related markets.

Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, air valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The senior floating rate interests (loans) in which certain Funds invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

B. Senior loans in which the Funds invest generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at December 31, 2012.

C. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2012:

NOTES TO SCHEDULE OF INVESTMENTS

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Floating Rate Strategies Fund	$–	$182,298,068	$–	$182,298,068
High Yield Fund	493,975	89,151,145	679,517	90,324,637
Macro Opportunities Fund	9,090,764	353,468,701	–	362,559,465
Municipal Income Fund	–	77,118,536	–	77,118,536
Total Return Bond Fund	1,292,123	146,809,795	–	148,101,918
U.S. Intermediate Bond Fund	5,999,954	120,048,495	673,083	126,721,532
Liabilities
Macro Opportunities Fund	$301,981	$–	$–	$301,981

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2012:

LEVEL 3 - Fair value measurement using significant unobservable inputs

Total
U.S. Intermediate Bond
Assets:
Beginning Balance	$554,661
Total realized gains or losses included in earnings	–
Total change in unrealized gains or losses included in earnings	118,982
Purchases, sales, issuances, and settlements (net)	–
Transfers	(560)
Ending Balance	$673,083

High Yield Fund
Assets:
Beginning Balance	$699,827
Total realized gains or losses included in earnings	–
Total change in unrealized gains or losses included in earnings	218
Sales	(20,309)
Ending Balance	$679,736

3. Options Written

Transactions in options written during the period ended December 31, 2012 were as follows:

Written Call Options

	Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2012	1,533	$149,207
Options Written	–	–
Options terminated in closing purchase transactions	(861)	(84,044)
Options expired
Options exercised	(672)	(65,163)
Balance at December 31, 2012	–	$–

Written Put Options

Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2012	5,340	$622,164
Options Written	–	–
Options terminated in closing purchase transactions	–	–
Options expired	–	–
Options exercised	–	–
Balance at December 31, 2012	5,340	$622,164

NOTES TO SCHEDULE OF INVESTMENTS

4. Loan Commitments

Pursuant to the terms of certain Term Loan agreements, the Funds held unfunded loan commitments as of December 31, 2012. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

At December 31, 2012, the Funds had the following unfunded loan commitments.

Floating Rate Strategies Fund
Borrower	Amount
Associated Partners, Inc.	$1,625,000
Tomkins, LLC	1,100,000
Getty Images, Inc.	500,000
Kronos, Inc.	500,000
Constellation Brands, Inc.	350,000
Harvard Drug Group LLC	97,826
Rock Ohio Caesars LLC	66,667
$4,239,493

High Yield Fund
Borrower	Amount
Associated Partners, Inc.	$500,000

Macro Opportunities Fund
Borrower	Amount
Associated Partners, Inc.	$2,000,000
Constellation Brands, Inc.	750,000
Harvard Drug Group LLC	176,087
Rock Ohio Caesars LLC	58,667
$2,984,754

Total Return Bond Fund
Borrower	Amount
Associated Partners, Inc.	$500,000
Constellation Brands, Inc.	150,000
Rock Ohio Caesars LLC	16,000
$666,000

5. Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended December 31, 2012, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at December 31, 2012	Average balance outstanding	Average interest rate
Floating Rate Strategies Fund	92	$ 1,936,772	$ 3,082,322	2.43%
Macro Opportunities Fund	92	25,416,413	29,020,737	1.60%
Total Return Bond Fund	92	5,012,515	5,683,841	1.63%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Income Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 22, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date	February 22, 2013

* Print the name and title of each signing officer under his or her signature.